As filed with the Securities and Exchange Commission on April 16, 2015

File No. _____

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.20549

FORM N-14
REGISTRATION STATEMENT
UNDER THE
SECURITIES ACT OF 1933

[   ]   Pre-Effective Amendment No.

[   ]   Post-Effective Amendment No.

(Check Appropriate Box or Boxes)

FINANCIAL INVESTORS TRUST
(Exact Name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100
Denver, CO 80203
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

(Area Code and Telephone Number) (303) 623-2577

____________________

David T. Buhler, Secretary
Financial Investors Trust
1290 Broadway, Suite 1100
Denver, CO80203
(Name and Address of Agent for Service)

Copies to:

Peter H. Schwartz, Esquire
Davis Graham & Stubbs LLP
1550 17th Street, Suite 500
Denver, CO 80202
 ____________________

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective on the thirtieth day after the date upon which it is filed, pursuant to Rule 488 under Securities Act of 1933.

Title of Securities being Registered: Shares of beneficial interest of the Registrant.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

Elessar Small Cap Value Fund

May 27, 2015

Dear Shareholder:

I am writing to ask for your vote on an important matter that affects your investment in the Elessar Small Cap Value Fund (the “Elessar Fund”), a series portfolio of Elessar Fund Investment Trust (the “Trust”). While you are, of course, welcome to join us at the Elessar Fund’s shareholders’ meeting, to be held on June 24, 2014, most shareholders cast their vote by filling out and signing the enclosed proxy card.

You are being asked to vote on an important matter: The approval of a proposed reorganization of the Elessar Fund into the Emerald Small Cap Value Fund (the “Emerald Fund”), a newly created series of Financial Investors Trust (“FIT”). In the reorganization, your Elessar Fund shares are expected to be exchanged, on a tax-free basis, for shares of the Emerald Fund with an equal aggregate net asset value.

The Emerald Fund was created to acquire the assets of the Elessar Fund, and will carry on the business of the Elessar Fund and inherit its performance and financial history. We expect that the proposed reorganization, if approved by shareholders, will take effect during the third calendar quarter of 2015.

The Board of Trustees of the Trust (the “Board”) has unanimously approved the proposed reorganization. In determining to recommend approval of the reorganization, the Board considered various factors, including the potential benefits to the shareholders of the Elessar Fund offered by the reorganization, the commitment of the Emerald Fund’s investment adviser to continue the current expense cap agreement in place with the Elessar Fund and the continuity of the management team. The Board of Trustees recommends that you vote “FOR” this proposal.

Included in this booklet is information about the upcoming shareholders’ meeting, including:

•	A Notice of a Special Meeting of shareholders, which summarizes the proposal for which you are being asked to provide voting instructions; and

•	A Prospectus/Proxy Statement, which provides detailed information on the Emerald Fund, the specific proposal being considered at the shareholders’ meeting, and why the proposal is being made.

Your vote is needed whether or not you plan to attend the shareholder meeting. Please review the enclosed materials thoroughly and once you have determined how you would like your interests to be represented, please promptly complete, sign, date and return the appropriate enclosed proxy card or authorize your proxy by telephone or internet. A postage-paid envelope is enclosed for mailing.

Your prompt return of the enclosed proxy card(s) will save the necessity and expense of further solicitations.  More information on the Elessar Fund, the Emerald Fund and on the proposed Reorganization is contained in the enclosed Prospectus/Proxy Statement. You should review the Prospectus/Proxy Statement carefully and retain it for future reference.  Your vote is important to us.  If you have questions about the enclosed materials, please call 1-844-812-4906.

Sincerely,

/s/ Richard A. Giesen, Jr.
Richard A. Giesen, Jr.
President, Elessar Fund Investment Trust

Elessar Small Cap Value Fund
1111 Superior Avenue
Suite 1310
Cleveland, Ohio 44114
(216) 357-7412

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD JUNE 24, 2015

To the Shareholders of the Elessar Small Cap Value Fund, a series of Elessar Fund Investment Trust:

Notice is hereby given that a Special Meeting of Shareholders (the “Special Meeting”) of the Elessar Small Cap Value Fund will be held on June 24, 2015 at 10:00 a.m.  Eastern Time, in the offices of the Elessar Fund Investment Trust, located at 1111 Superior Avenue, Suite 1310, Cleveland, Ohio 44114.  The following matters will be considered and acted upon at that time:

1.	To consider the approval of an Agreement and Plan of Reorganization and the transactions it contemplates (the “Plan”), including the transfer of all the assets of the Elessar Small Cap Value Fund (the “Elessar Fund”), a series of Elessar Fund Investment Trust (the “Trust”), to the Emerald Small Cap Value Fund (the “Emerald Fund”), a series of Financial Investors Trust (“FIT”), in exchange for shares of the Emerald Fund and the assumption by the Emerald Fund of all liabilities of the Elessar Fund, and the distribution of such Emerald Fund shares to the shareholders of the Elessar Fund in complete liquidation of the Elessar Fund (the “Reorganization”); and

2.	To transact such other business as may properly come before the meeting and any adjournments thereof.

The close of business on May 11, 2015 has been set as the record date for determining the Elessar Fund shareholders entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.

The Board of Trustees of the Trust recommends that you vote in favor of the Reorganization.

In the event that the necessary quorum to transact business or the vote required to approve the reorganization is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with the Trust’s Declaration of Trust and applicable law to permit such further solicitation of proxies as may be deemed necessary or advisable.

*            *            *

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on June 24, 2015 or any adjournment or postponement thereof. This Notice and Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”) are available on the internet at www.2voteproxy.com/Elessar. On this website, you will be able to access this Notice, the Proxy Statement, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. To request a copy of this Notice, the Proxy Statement or a Form of Proxy please call 1-216-357-7412.  The Elessar Fund provides annual and semi-annual reports to its shareholders that highlight relevant information, including investment results and a review of portfolio changes.  Additional copies of the Elessar Fund’s most recent annual report and any more recent semi-annual report are available, without charge, by calling 1-216-357-7412, or by sending a written request to the Secretary of the Trust, Mitch Krahe at 1111 Superior Ave E., Suite 1310, Cleveland, Ohio 44114.  We encourage you to access and review all of the important information contained in the proxy materials before voting.

By order of the Board of Trustees,

/s/ Richard A. Giesen, Jr.
Richard A. Giesen, Jr.
President, Elessar Fund Investment Trust
May 27, 2015

We urge you to mark, sign, date and mail the enclosed proxy card in the postage-paid envelope provided (or take advantage of the telephone or Internet voting procedures described on the proxy card).  Your prompt return of the enclosed proxy card will help ensure a quorum at the Special Meeting and avoid additional expenses associated with further solicitation.  Voting via the Internet or telephone is fast, convenient, and your vote is immediately confirmed and tabulated.  Most importantly, by using the Internet or telephone, you help us reduce postage and proxy tabulation costs.  To vote your proxy by phone or via the Internet, please refer to the instructions found on the enclosed proxy ballot.  Please do not return the enclosed proxy card if you are voting via the Internet or by telephone.  If you wish to attend the Special Meeting and vote your shares in person at that time, you will still be able to do so.

QUESTIONS & ANSWERS

Elessar Small Cap Value Fund

While we encourage you to read the full text of the enclosed Prospectus/Proxy Statement for the Elessar Fund, here is a brief overview of the proposal which will require your vote.

Q.            What is happening?

A.            Emerald Mutual Fund Advisers Trust (“Emerald”), the investment adviser of the Elessar Fund as well as of the Emerald Fund, has recommended, and the Board of Trustees of the Trust (the “Board”) has approved, a proposal to reorganize the Elessar Fund with and into the Emerald Fund (the “Reorganization”).

Q.            What issue am I being asked to vote on?

A.            If you are a shareholder of the Elessar Fund as of May 11, 2015, you are being asked to vote on a proposal to reorganize the Elessar Fund into the Emerald Fund.  Upon the completion of the Reorganization, the Elessar Fund will distribute Investor Class shares and Institutional Class shares of the Emerald Fund pro rata to Elessar Fund Investor Class and Institutional Class shareholders respectively, who will then become shareholders of the Emerald Fund.

Q.      Why has this proposal been made for the Elessar Fund and how does the Board recommend that I vote?

A.            The Reorganization is being proposed because the Board has determined that transitioning to the investment advisory services, research, and other capabilities of Emerald is in the best interest of the shareholders.  The Board, including all of the trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has unanimously approved the Reorganization and recommends that shareholders of the Elessar Fund vote in favor of the proposal.

Q.            Will the investment objective or investment policies change as a result of the Reorganizations?

A.            The Emerald Fund will have the same investment objective and substantially similar investment policies as the Elessar Fund.  Please review the “Investment Strategies and Risks” comparison table and the “Certain Investment Policies” comparison table in the Proxy Statement.  Please note that certain investment policies that were “fundamental” for the Elessar Fund are “non-fundamental” policies of the Emerald Fund, or have been removed or adjusted in some other way.

Q.            Will the investment risks change as a result of the Reorganizations?

A.            The Emerald Fund will have substantially similar investment risks as the Elessar Fund.  Please review the “Investment Strategies and Risks” comparison table in the Prospectus/Proxy Statement.

Q.            Will the purchase procedures, exchange rights, redemption procedures and distribution procedures change as a result of the Reorganizations?

A.            The Emerald Fund will have similar purchase procedures, exchange rights, redemption procedures and distribution procedures as the Elessar Fund, with some differences.  Please review the comparison table in the Proxy Statement.

Q.            Will I have to pay U.S. federal income tax as a result of the Reorganizations?

A.            The Reorganization of the Elessar Fund is intended to qualify as a tax-free reorganization for U.S. federal income tax purposes.  Shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a result of the Reorganization.  In addition, no non-routine taxable distributions are expected to be made immediately prior to, or in connection with, the Reorganization.

i

Q.            Will the Reorganization change sales charges (loads)?

A.            Existing Investor Class and Institutional Class shareholders of the Elessar Fund will not be subject to sales loads as Investor Class or Institutional Class shareholders of the Emerald Fund.

Q.            Will I be charged a sales charge or contingent deferred sales charge (“CDSC”) or other transactional fee at the time of the Reorganization?

A.            No.

Q.            Will the Investment Adviser continue to be Emerald?

A.            Yes.  Emerald will serve as the investment adviser to the Emerald Fund.

Q.            Will the Reorganization result in higher advisory fees?

A.            No.  Immediately following the Reorganization, shareholders of the Emerald Fund are expected to be subject to a lower management fee of 0.75%, in contrast to the 0.80% management fee to which Elessar Fund shareholders are currently subject.

Q.      Will the Reorganization change the Elessar Fund’s total or net annual fund operating expenses?

A.            Please see the table below for information about how Investor Class and Institutional Class total annual fund operating expenses compare between the Elessar Fund and the Emerald Fund.  Note also that the Emerald Fund will offer Class A and Class C shares, which were not offered by the Elessar Fund.  Additional information regarding the expenses of all classes of shares to be offered by the Emerald Fund can be found beginning on page 8.

	Elessar Fund Investor Class	Emerald Fund Investor Class	Elessar Fund Institutional Class	Emerald Fund Institutional Class
Total Annual Fund Operating Expenses	1.56%	1.52%	1.29%	1.27%
Total Annual Fund Operating Expenses (After Waivers /Reimbursements)	1.25%	1.25%	1.00%	1.00%

Q.            How will the Reorganization affect me?

A.            Assuming shareholders approve the Reorganization, the assets and liabilities of the Elessar Fund will be transferred to the Emerald Fund.  The Emerald Fund will set up an account in your name, and your account will receive shares of the Emerald Fund.  After the Reorganization is completed, the Elessar Fund will liquidate. The value of the Investor Class or Institutional Class shares of the Emerald Fund you receive in the Reorganization will equal the value of the corresponding Investor Class or Institutional Class shares of the Elessar Fund you own immediately prior to the Reorganization.

Q.            Who will pay the expenses of the Reorganizations?

A.            Neither the Elessar Fund nor the Emerald Fund will pay expenses associated with their participation in the Reorganization.  Emerald will pay the expenses incurred in connection with the Reorganization, whether or not the Reorganization and related transactions are approved and completed.  The Reorganization expenses are estimated to be $34,800 in the aggregate.

Q.            When would the Reorganization take place?

A.            If approved by the shareholders, the Reorganization is anticipated to occur in the second quarter of 2015. Shortly after completion of the Reorganization, you will receive a confirmation statement reflecting your account number (which will be the same as your current account number) and the number of shares of the Emerald Fund owned.

Q.            How does the Board recommend that I vote?

A.            The Board recommends that you vote “FOR” the Reorganization.  In making this recommendation, the Board has determined that reorganizing the Elessar Fund into the Emerald Fund will offer potential benefits to shareholders of the Elessar Fund.  For example, the Board believes that the Reorganization will likely enhance the company research and other resources available to the portfolio managers and increase the back-office efficiency of the Fund.  Further, the Board believes that the Elessar Fund may benefit from certain marketing and branding advantages as part of the Emerald family of funds within Financial Investors Trust, bearing in mind Emerald’s history managing and raising assets for such funds.

Q.            What percentage of votes is required to approve a Reorganization?

A.            Approval of the Reorganization by the Elessar Fund will require the affirmative vote of (i) 67% or more of the Elessar Fund’s voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of the Elessar Fund, whichever is less.

Q.            How can I vote?

A.            You can vote by mail, telephone or internet using the enclosed proxy card, or in person at the Special Meeting.

Q.            If I send in my proxy card now as requested, can I change my vote later?

A.            You may revoke your proxy at any time before it is voted at the special meeting either (i) by sending a written revocation to the Secretary of the Trust as explained in the Proxy Statement; (ii) by properly executing a later-dated proxy that is received by the Trust at or prior to the special meeting; or (iii) by attending the Special Meeting and voting in person. Even if you plan to attend the Special Meeting, we ask that you return the enclosed proxy. This will help us ensure that an adequate number of shares are present for the Special Meeting to be held.

Q.            Whom should I call for additional information about this Proxy Statement?

A.            Please call our proxy information line toll-free at 1-844-812-4906.  Representatives are available Monday through Friday 9:00 a.m. to 6:00 p.m. and Saturday, 10:00 a.m. to 6:00 p.m. Eastern time.

 PROSPECTUS/PROXY STATEMENT

TABLE OF CONTENTS

Synopsis	4

Comparison of Investment Objectives and Policies	5

Comparison of Principal Risks	8

Comparison of Fees and Expenses	8

Comparison of Purchase, Exchange and Redemption Procedures	10

Performance Information	12

Other Comparisons between the Elessar Fund and the Emerald Fund	15

Information about the Proposed Reorganization	19

Information about Voting and the Special Meeting	23

Financial Highlights	26

Appendix A: Form of Agreement and Plan of Reorganization

Appendix B: Statement of Additional Information

Form of Proxy

PROSPECTUS/PROXY STATEMENT

May 27, 2015

Acquisition of the assets of:	By and in exchange for shares of:
Elessar Small Cap Value Fund a series of Elessar Funds Investment Trust 1111 Superior Avenue Suite 1310 Cleveland, Ohio 44114	Emerald Small Cap Value Fund a series of Financial Investors Trust 1290 Broadway Suite 1100 Denver, Colorado 80203

This Prospectus/Proxy Statement (the “Prospectus/Proxy Statement”) is being furnished in connection with a solicitation of proxies by the Board of Trustees of Elessar Funds Investment Trust (also referred to as the “Trust”), on behalf of the Emerald Small Cap Value Fund (the “Elessar Fund”), to be used at the Special Meeting of Elessar Fund Shareholders to be held on June 24, 2015 at 10:00 a.m. Eastern Time, in the offices of the Elessar Fund Investment Trust, located at 1111 Superior Avenue, Suite 1310, Cleveland, Ohio 44114.  The following matters will be considered and acted upon at that time:

1.	To consider the approval of an Agreement and Plan of Reorganization and the transactions it contemplates (the “Plan”), including the transfer of all the assets of the Elessar Small Cap Value Fund (the “Elessar Fund”), a series of Elessar Fund Investment Trust (the “Trust”), to the Emerald Small Cap Value Fund (the “Emerald Fund”), a series of Financial Investors Trust (“FIT”), in exchange for shares of the Emerald Fund and the assumption by the Emerald Fund of all liabilities of the Elessar Fund, and the distribution of such Emerald Fund shares to the shareholders of the Elessar Fund in complete liquidation of the Elessar Fund (the “Reorganization”); and

2.	To transact such other business as may properly come before the meeting and any adjournments thereof.

The close of business on May 11, 2015 has been set as the record date for determining the Elessar Fund shareholders entitled to notice of and to vote at the Special Meeting or any adjournments or postponements thereof.

It is proposed that the Elessar Fund transfer all of its assets to the Emerald Fund, in exchange for Investor Class and Institutional Class shares of the Emerald Fund and the assumption by the Emerald Fund of all liabilities of the Elessar Fund, all as more fully described in this Prospectus/Proxy Statement (the “Reorganization”). The Elessar Fund and the Emerald Fund are referred to collectively as the “Funds.”  If approved by the shareholders, the Reorganization is anticipated to occur on or around June 29, 2015.

Upon completion of the Reorganization, each Investor Class and Institutional Class shareholder of the Elessar Fund will receive the number of full and fractional shares of the corresponding Emerald Fund Investor Class or Institutional Class equal in value as of the Valuation Date (as defined in the Agreement and Plan of Reorganization) to the total value of the Elessar Fund shares held by that shareholder immediately prior to the Reorganization.

The Elessar Fund and the Emerald Fund are series of open-end management investment companies.   Emerald Mutual Fund Advisers Trust (“Emerald”) currently serves as the investment adviser to the Elessar Fund and will serve as investment adviser to the Emerald Fund following the completion of the Reorganization. This Prospectus/Proxy Statement includes a comparison of the Elessar Fund against the Emerald Fund.

This Prospectus/Proxy Statement, along with the Notice of a Special Meeting of Shareholders and the proxy card, is being mailed on or about May 27, 2015 to shareholders of record as of May 11, 2015. It explains concisely what you should know before voting on the proposal. Please read it carefully and keep it for future reference.

To obtain directions to attend the Special Meeting, please call 1-844-812-4906.  You may obtain free copies of the Elessar Fund’s annual reports, semi-annual reports, prospectus, statement of additional information, the statement of additional information for this Prospectus/Proxy Statement, or other information by calling 1-844-812-4906. You may request information about the Emerald Fund by calling 1-855-828-9909.

Like shares of the Elessar Fund, shares of the Emerald Fund are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. You may lose money by investing in the Emerald Fund.

The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

This document is designed to give you the information you need to vote on the proposal with respect to the Elessar Fund. If there is anything you do not understand, please contact the Elessar Fund at 1-216-357-7412.

The Emerald Fund is subject to certain of the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and files required reports, proxy statements and other information with the SEC. You may review and copy information about the Emerald Fund, including the statements of additional information, at the SEC’s public reference room at 100 F Street, N.E., Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). You may call the SEC at 202-551-5850 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549. You may also access reports and other information about the Emerald Fund on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

The following documents have been filed with the SEC and are incorporated into this Prospectus/Proxy Statement by reference:

(i) the prospectus of the Elessar Fund, dated January 28, 2015, as supplemented from time to time;

(ii) the statement of additional information of the Elessar Fund, dated January 28, 2015, as supplemented from time to time;

(iii) the prospectus of the Emerald Fund, dated [______], 2015, as supplemented from time to time;

(iv) the statement of additional information of the Emerald Fund, dated [______], 2015, as supplemented from time to time;

(v) the statement of additional information for this Prospectus/Proxy Statement relating to the proposed Reorganization, dated May 27, 2015 (the “Reorganization SAI”); and

(vi) the financial statements, financial highlights and related report of the independent registered public accounting firm for the Elessar Fund included in the Annual Reports to Shareholders for the fiscal years ended September 30, 2014 and September 30, 2013.

SYNOPSIS

Here are some answers to questions you may have about the proposed Reorganization of the Elessar Fund with and into the Emerald Fund. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the proposed Reorganization.

Overview of the Reorganization

The Board of Trustees of Elessar Funds Investment Trust, of which the Elessar Fund is a series, is recommending that shareholders approve the transactions contemplated by that certain Agreement and Plan of Reorganization dated [_____________] (the “Plan”, as described below and a form of which is attached as Appendix A), which we refer to as the “Reorganization” of the Elessar Fund with and into the Emerald Fund. If approved by shareholders, the Elessar Fund will transfer all of its assets to the Emerald Fund in exchange for Investor Class and Institutional Class shares of the Emerald Fund (“Reorganization Shares”) with a value equal to the value of the Elessar Fund’s assets net of liabilities, and for the assumption by the Emerald Fund of all liabilities of the Elessar Fund.

Each Investor Class and Institutional Class shareholder of the Elessar Fund will receive, respectively, the number of full and fractional Investor Class and Institutional Class Reorganization Shares, respectively, equal in value as of the Valuation Date (as defined in the Plan) to the total value of the Elessar Fund shares held by that shareholder immediately prior to the Reorganization. As soon as possible after the transfer, the Elessar Fund will distribute to its shareholders, on a pro rata basis, the appropriate number of Reorganization Shares. As a condition of the Reorganization, the Elessar Fund will receive an opinion of counsel that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and that no gain or loss will be recognized by the Elessar Fund, its shareholders, or the Emerald Fund with respect to the Reorganization.

Consequently, for U.S. federal income tax purposes, no gain or loss is expected to be recognized by the Elessar Fund or its shareholders as a result of the Reorganization. For more information about the tax consequences of the Reorganization, including potential effects on capital loss carryforwards, if any, please see “Information about the Proposed Reorganization — Certain U.S. Federal Income Tax Consequences,” below. The Elessar Fund generally pays dividends and distributes capital gains, if any, on an annual basis, and the Emerald Fund does so as well.

If shareholders approve the proposed Reorganization, shareholders will receive a confirmation statement reflecting their account number and the number of Investor Class and/or Institutional Class shares of the Emerald Fund they are receiving. If shareholders do not approve the proposed Reorganization, the Elessar Fund’s semi-annual or annual report, as applicable, will indicate this result.

Emerald will pay the expenses incurred in connection with the Reorganization, whether or not the Reorganization is approved and completed.

Approval of the Reorganization will require the affirmative vote of (i) 67% or more of the Elessar Fund’s voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of the Elessar Fund, whichever is less. If the shareholders do not approve the Reorganization, the Reorganization will not take effect and the Board of Trustees will consider other courses of action in the best interests of the Elessar Fund and its shareholders, including re-proposing the Reorganization or liquidating the Elessar Fund.

Considerations of the Board of Trustees of Elessar Funds Investment Trust

The Board considered many factors during its review of the Reorganization at a Special Meeting of the Board held on January 21, 2015.  Among other considerations, the Board noted that Emerald and its parent company Emerald Advisers, Inc. (“Emerald Advisers”) have been managing assets since 1991.  As of December 31, 2014, the firm had over $3 billion in assets under management.  The Board believes that this size and stability will supply the Fund with the ability to attract a larger shareholder base, which could potentially lead to higher assets and greater economies of scale.  As part of the Reorganization, Emerald Advisers has agreed to employ Elessar’s portfolio managers, providing important investment continuity to the Fund.  Emerald Advisers’ 14 research analysts will enhance the portfolio managers’ research capabilities.

In addition, the Board received and reviewed information regarding the proposed operation of the Emerald Fund, including the Emerald Fund’s preliminary prospectus and statement of additional information.  In reviewing such information, the Board noted that, immediately following the Reorganization, shareholders of the Emerald Fund are expected to be subject to a lower management fee of 0.75%, in contrast to the 0.80% management fee to which Elessar Fund shareholders are currently subject.

Finally, the Board believes that the Reorganization will likely increase the back office capabilities of the Fund’s adviser, giving the portfolio managers more time to concentrate on investment performance.  The Board noted that Emerald has served as an adviser or sub-adviser to registered investment companies since 1992, and also noted Emerald’s statements that it would seek to provide increased operational, trading, compliance and administrative resources in its role as adviser to the Emerald Fund.  Further, the Board believes that the Elessar Fund may benefit from certain marketing and branding advantages as part of the Emerald family of funds within Financial Investors Trust, bearing in mind Emerald’s history managing and raising assets for such funds.

On the basis of these considerations and the additional reasons discussed below under “Information About the Proposed Reorganization – Reasons for the Reorganization,” the Board of Trustees of Elessar Funds Investment Trust (the “Board”) has concluded that: (1) the Reorganization is in the best interests of the Elessar Fund and its shareholders, and (2) the interests of the existing shareholders of the Elessar Fund will not be diluted as a result of the Reorganization. Accordingly, the Board unanimously recommends approval of the Reorganization.

COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

The Elessar Fund has similar, but not identical, investment objectives and investment strategies as the Emerald Fund. Non-fundamental policies can be changed by the applicable board without shareholder approval.  This section summarizes the key differences.  Please be aware, however, that this is only a brief discussion.  More complete information may be found in the Elessar Fund’s and the Emerald Fund’s prospectus and statement of additional information.

	Elessar Fund	Emerald Fund
Investment Objective	The Elessar Fund seeks long-term capital appreciation.	Identical investment objective. The Emerald Fund seeks long-term capital appreciation.
Principal Investment Strategies
The Fund invests primarily in common stocks of domestic small capitalization companies that the adviser believes possess a consistent track record of strong financial productivity.  The Fund emphasizes a “value” investment style, investing in companies that appear underpriced according to certain financial measurements of their worth or business prospects.

Under normal circumstances, the Fund will invest at least 80% of its assets in common stocks of small capitalization companies.

Substantially similar principal investment strategies.  Under normal conditions, the Emerald  Fund will invest at least 80% of its total assets in common stocks of domestic small capitalization companies, focusing on companies that the adviser believes possess a consistent track record of strong financial productivity.  The Fund emphasizes a “value” investment style, investing in companies that appear underpriced according to certain financial measurements of their worth or business prospects.

Investment Policies – Fundamental Investment Restrictions
Borrowing.  The Elessar Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Elessar Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Elessar Fund's total assets at the time when the borrowing is made.
Substantially similar investment restriction. The Emerald Fund may not borrow money, except from a bank, with such borrowing to be limited to not more than 5% of net assets.

Senior Securities.  The Elessar Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Elessar Fund, provided that the Elessar Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.
Substantially similar investment restriction. The Emerald Fund may not issue senior securities, except for permitted borrowings or as otherwise permitted under the 1940 Act.

Underwriting.  The Elessar Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities); the Elessar Fund may be deemed an underwriter under certain federal securities laws.

Substantially similar investment restriction.  The Emerald Fund may not act as an underwriter of securities of other issuers except that, in the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws.

Real Estate. The Elessar Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Elessar Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Substantially similar investment restriction.  The Emerald Fund may not purchase or sell real estate, although the Fund may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, securities which represent interests in real estate, securities which are secured by or represent interests in real estate that are issued or backed by the United States government, its agencies or instrumentalities, and they may acquire and dispose of real estate or interests in real estate acquired through the exercise of their rights as a holder of debt obligations secured by real estate.

Commodities. The Elessar Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Elessar Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities

Substantially similar investment restriction.  The Emerald Fund may not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities, including but not limited to, purchasing or selling commodity exchange-traded funds or exchange-traded notes.

Loans. The Elessar Fund may not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Similar investment restriction.  The Emerald Fund may not make loans, except by purchase of debt obligations in which the Fund may invest in accordance with its investment policies, or except by entering into qualified repurchase agreements with respect to not more than 25% of its total assets (taken at current value). This policy does not prevent the Fund from lending its portfolio securities to the extent permitted by its fundamental restrictions and policies, or prevent a Fund from purchasing debt obligations, entering into repurchase agreements, or investment in loans, including assignments and participation interests.

Concentration. The Elessar Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

Substantially similar investment restriction.  The Emerald Fund may not purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries (excluding the U.S. Government and its agencies and instrumentalities).

Investment Objective. The Elessar Fund will not change its investment objective without the approval of the shareholders.
No corresponding fundamental investment limitation.  The Emerald Fund’s Board of Trustees may change the Emerald Fund’s investment objective without a shareholder vote.  The Emerald Fund will, however, notify shareholders in writing at least sixty (60) days before making any such change.

COMPARISON OF PRINCIPAL RISKS

	Elessar Fund (same as above)	Emerald Fund (same as above)
Principal Risks
The Elessar Fund is subject to the following principal risks:

•         Risks of Small Capitalization Companies
The principal risk of investing in the Elessar Fund is that its share price and investment return will fluctuate, and you could lose money. The Elessar Fund invests in the stocks of domestic small capitalization companies, which may subject the Elessar Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies and small capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

•         Risks in General
Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Elessar Fund invests. There is risk that these and other factors may adversely affect the Elessar Fund's performance.

•         Risks of Investing in Common Stocks
Overall stock market risks may affect the value of the Elessar Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Elessar Fund's investments goes down, your investment in the Elessar Fund decreases in value and you could lose money.

•         Foreign Risk
The Elessar Fund may invest in American Depositary Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. ADRs are subject to risks similar to those associated with direct investment in foreign securities. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments.

The Emerald Fund is subject to substantially similar principal risks.  The Emerald Fund is subject to risks substantively similar to those identified for the Elessar Fund, except that the Emerald Fund is not subject to New Fund/Advisor Risk.  The following is the list of principal risks to which the Emerald Fund is subject:  Equity Securities Risk, Small Capitalization Stocks Risk, Foreign Securities Risk, Value Stocks Risk, Geographic Risk, Sector Risk, Managed Portfolio Risk, Non-Diversification Risk, Cash and Cash Equivalents Risk, and Real Estate Securities and REITs Risk.

•         Value Investing Risk
Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the advisor to be undervalued may actually be appropriately priced.

•        Geographic Risk
Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. Because the Elessar Fund's investments may be in a limited number of countries, it is more exposed to those countries' or regions' economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund.

•       Sector Risk
Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Elessar Fund may be overweight in certain sectors at various times.

•         Investment Management Risk
The fund is subject to the risk that its investment advisor will make poor security selections. The Elessar Fund’s investment advisor applies its own investment techniques and risk analyses in making investment decisions for the Elessar Fund, but there can be no assurance or guarantee that they will produce the desired results.

•         Cash Investments Risk
From time to time, the Elessar Fund may hold a substantial cash position. If the market advances during periods when the Elessar Fund is holding a large cash position, the Elessar Fund may not participate as much as it would have if it had been more fully invested, and may not achieve its investment objective. To the extent the Elessar Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Elessar Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses in addition to the Elessar Fund’s direct fees and expense.

•         New Fund / Advisor Risk
The Elessar Fund was recently formed. Accordingly, investors in the Elessar Fund bear the risk that the Elessar Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets to realize economies of scale, any of which could result in the Elessar Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences.

•         Risk of Non-Diversification
The Elessar Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is "diversified." Non-diversification increases the risk that the value of the Elessar Fund could go down because of the poor performance of a single investment.

•         REIT Risk
Real Estate Investment Trusts as subject to certain risks that include, among others; changes in general and local economic conditions, possible declines in the value of real estate, the possible lack of available money for loans to purchase real estate, overbuilding in particular areas, prolonged vacancies in rental properties, changes in tax laws, the costs associated with damage to real estate resulting from storms and changes in property taxes, rents and interest rates.

COMPARISON OF FEES AND EXPENSES

The following tables summarize the expenses that the Elessar Fund incurred for the fiscal year ended September 30, 2014, the estimated expenses for the Emerald Fund since it has not yet commenced operations, and the pro forma estimated expense ratio of the Emerald Fund assuming consummation of the Reorganization, which is anticipated to occur on or around June 29, 2015.

The tables are provided to help you understand the expenses of investing in the Emerald Fund and your share of the operating expenses that the Emerald Fund incurs and that the Adviser expects the Emerald Fund to incur in the first year following the Reorganization.

Investor Class Shares

	Elessar Fund – Investor Class Shares (current)	Emerald Fund – Investor Class Shares (current)	Emerald Fund, Investor Class Shares (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days)	2.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses
Other Fund Expenses	0.51%	0.52%	0.52%
Shareholder Servicing	None	None	None
Acquired Fund Fees and Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.56%	1.52%	1.52%
Fee Waiver and/or Expense Reimbursement	(0.31%)	(0.27%)	(0.27%)*
Total Annual Fund Operating Expenses After Fee Waiver/Reimbursement	1.25%	1.25%	1.25%

Institutional Class Shares

	Elessar Fund – Institutional Class Shares (current)	Emerald Fund – Institutional Class Shares (current)	Emerald Fund, Institutional Class Shares (Pro Forma Combined)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	None	None	None
Maximum deferred sales charge (load)	None	None	None
Redemption Fee (as a percentage of amount redeemed within 90 days)	2.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.00%
Other Expenses
Other Fund Expenses	0.49%	0.52%	0.52%
Shareholder Servicing	None	None	None
Acquired Fund Fees and Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.29%	1.27%	1.27%
Fee Waiver and/or Expense Reimbursement	(0.29%)	(0.27%)	(0.27%)*
Total Annual Fund Operating Expenses After Fee Waiver/Reimbursement	1.00%	1.00%	1.00%

Emerald Fund – Class A Shares

Emerald Fund – Class A Shares (current)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	4.75%
Maximum deferred sales charge (load)	None
Redemption Fee (as a percentage of amount redeemed within 90 days)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.35%
Other Expenses
Other Fund Expenses	0.52%
Shareholder Servicing	None
Acquired Fund Fees and Expenses	0.00%
Total Annual Fund Operating Expenses	1.62%
Fee Waiver and/or Expense Reimbursement	(0.27%)*
Total Annual Fund Operating Expenses After Fee Waiver/Reimbursement	1.35%

Emerald Fund – Class C Shares

Emerald Fund – Class C Shares (current)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load)	1.00%
Redemption Fee (as a percentage of amount redeemed within 90 days)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses
Other Fund Expenses	0.52%
Shareholder Servicing	None
Acquired Fund Fees and Expenses	0.00%
Total Annual Fund Operating Expenses	2.27%
Fee Waiver and/or Expense Reimbursement	(0.27%)*
Total Annual Fund Operating Expenses After Fee Waiver/Reimbursement	2.00%

*	Emerald Mutual Fund Advisers Trust (“Emerald”) has agreed contractually to waive a portion of its fees and reimburse other expenses until August 31, 2016 in amounts necessary to limit the Emerald Fund’s operating expenses (exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expense) for Class A, Class C, Institutional Class, and Investor Class shares to an annual rate (as percentage of the Fund’s average daily net assets) of 1.35%, 2.00%, 1.00% and 1.25% respectively. Emerald will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Emerald Fund’s expenses in later periods fall below the annual rates set forth in the relevant agreement. The Emerald Fund will not be obligated to pay any such deferred fees and expenses more than three years after the year(s) in which the fees and expenses were incurred. Emerald may not discontinue this waiver, prior to August 31, 2016, without the approval by the Emerald Fund’s Board of Trustees.

Examples

This example is intended to help you compare the costs of investing in the Emerald Fund. This example assumes that you invest $10,000 in the Emerald Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the contractual period only. This example also assumes that your investment has a 5% return each year and that the Emerald Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Elessar Fund (Current)

Number of Years You Own Your Shares	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$102	$380	$680	$1,531
Investor Class Shares	$127	$462	$821	$1,830
You would pay the following expenses if you did not redeem your Shares:
Institutional Class Shares	$102	$380	$680	$1,531
Investor Class Shares	$127	$462	$821	$1,830

Emerald Fund (Current and Pro Forma Combined)

Number of Years You Own Your Shares	1 Year	3 Years
Class A Shares	$606	$937
Class C Shares	$303	$683
Institutional Class Shares	$102	$376
Investor Class Shares	$127	$454
You would pay the following expenses if you did not redeem your Shares:
Class A Shares	$606	$937
Class C Shares	$203	$683
Institutional Class Shares	$102	$376
Investor Class Shares	$127	$454

Portfolio Turnover

The Elessar Fund and the Emerald Fund pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance.  During the most recently completed fiscal year, the Elessar Fund’s portfolio turnover rate was 49.06% of the average value of its portfolio.  It is expected that the Emerald Fund will experience a turnover rate comparable to the rates experienced by the Elessar Fund.

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE PROCEDURES

This section will help you compare the procedures for purchasing, redeeming and exchanging shares of each the Elessar Fund with the corresponding procedures of the Emerald Fund. Please be aware that this is only a brief discussion. More complete information may be found in the prospectus and statement of additional information for the Emerald Fund.

	ELESSAR FUND PROCEDURES	EMERALD FUND PROCEDURES
	Purchases	Purchases
General Information
Shares of the Elessar Fund may be purchased directly through the Elessar Fund's transfer agent or through a brokerage firm or other financial institution that has agreed to sell the Elessar Fund's shares.
Purchases, exchanges and redemptions may be made directly or through institutional channels, such as financial intermediaries and retirement platforms.
Investment Minimums
The minimum initial investment for Investor Class shares of the Elessar Fund is $2,500 and $100 for additional investments.

The minimum additional investment for Institutional Class shares of the Elessar Fund is $100,000 and $1,000 for additional investments.

The minimum initial investment for Investor Class shares of the Emerald Fund is $2,000 for non-qualified accounts and $1,000 for qualified accounts; $100 for additional investments.

The minimum additional investment for Institutional Class shares of the Emerald Fund is $1,000,000.  There is no minimum subsequent investment for Institutional Class shares.    The Fund reserves the right to waive or change investment minimums.

	Redemptions	Redemptions
General	Shares of the Elessar Fund may be redeemed by mail or by telephone.	Redemptions, like purchases, may generally be effected directly or through retirement plans, broker-dealers and financial intermediaries.
Redemption Payments
You may only redeem a maximum of $25,000 per day by telephone.

You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.

Redemption proceeds normally will be sent within seven days. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 10 business days.

Redemption In-Kind
The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund's net asset value in securities instead of cash.

Each Fund reserves the right to make payment in securities rather than cash. If a Fund deems it advisable for the benefit of all shareholders that a redemption payment wholly or partly in-kind would be in the best interests of the Fund’s remaining shareholders, the Fund may pay redemption proceeds to you in whole or in part with securities held by the Fund.

Redemption Fees	None.	None.
	Exchanges	Exchanges
General	The Elessar Fund does not offer shareholders the ability to exchange shares.
Exchanges may be made directly or through institutional channels, such as financial intermediaries.  Provided that a shareholder has held Emerald Fund shares for at least seven days, a shareholder may exchange Emerald Fund shares of shares of the same class of the Emerald Banking and Finance Fund, the Emerald Growth Fund, or the Emerald Insights Fund, so long as such fund is available for sale in the particular state and the shareholder meets the investment criteria.

PERFORMANCE INFORMATION

Elessar Fund

The following bar chart and table illustrate the risks of investing in the Elessar Fund by showing the changes of the Elessar Fund’s performance from year to year. The bar chart shows the performance of the Elessar Fund’s shares. The accompanying table compares the Elessar Fund’s shares’ average annual total returns to those of a market index at one year and since the inception of the Elessar Fund. A brief description of the market index is included in the footnotes below. As with all mutual funds, how the Elessar Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future.  Updated performance may be obtained by calling 1-216-357-7412.

Calendar Year Annual Returns

The Elessar Fund’s Institutional Class year-to-date return for the period ended December 31, 2014 was 3.14%.

Best Quarter	1st Quarter 2013	12.04%
Worst Quarter	3rd Quarter 2014	-8.40%

The following table compares the Elessar Fund’s average annual total returns over time to those of the Russell 2000 Value Index.

Average Annual Total Returns
 (for periods ended December 31, 2014)

	1 Year	Since Inception (October 15, 2012)
Elessar Fund – Institutional Class
Returns Before Taxes	3.14%	17.70%
Returns After Taxes on Distributions*	2.93%	16.44%
Return After Taxes on Distributions and Sale of Fund Shares*	1.78%	13.19%
Russell 2000 Value Index (no deduction for fees, expenses and taxes)**	4.22%	18.89%

*
After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

**	The Russell 2000 Value Index is a broad based unmanaged index that measures the performance of small-cap value segment of the U.S. equity universe. You cannot invest directly in an index.

OTHER COMPARISONS BETWEEN
THE ELESSAR FUND AND THE EMERALD FUND

Investment Advisers and Portfolio Managers

Elessar Fund

Emerald Mutual Fund Advisers Trust (“Emerald” or the “Adviser”), subject to the authority of the Board of Trustees, is responsible for the overall management and administration of the Fund’s business affairs.  The Adviser commenced business operations in 2005 and is registered with the Securities and Exchange Commission as an investment adviser.  Emerald is located at 3175 Oregon Pike, Leola, Pennsylvania 17540.  Emerald is a wholly owned subsidiary of Emerald Advisers, Inc. As of March 31, 2015, Emerald Advisers, Inc. and its affiliates had approximately $3.27 billion in assets under management.

Mr. Giesen has served as the portfolio manager of the Fund since its inception, and was portfolio manager of the Predecessor Fund since the Predecessor Fund’s inception in 2012.  Previously Mr. Giesen founded Elessar Investment Management.  Mr. Giesen began his investment management career as a portfolio manager and equity analyst at Lazard Freres Asset Management in 1986.  He received a BA degree in Biology from Grinnell College in 1979 and an MBA from Northwestern University in Finance and Accounting in 1986.

Mr. Elan has served as the portfolio manager of the Fund since its inception, and was portfolio manager of the Predecessor Fund since the Predecessor Fund’s inception in 2012.  Previously Mr. Elan was Managing Director and Portfolio Manager of Elessar Investment Management.  Mr. Elan was hired in 2004 as an equity analyst on the small cap value team managed by Mr. Giesen at National City Bank.  Prior to joining National City Bank, Mr. Elan was a financial analyst and chemical engineer at Air Products and Chemicals, Inc.  Mr. Elan received a B.S. degree in chemical engineering from the City College of New York in 1991 and an MBA from the Tepper School of Business at Carnegie Mellon University in 2003.

Emerald Fund

Emerald serves as investment adviser to the Emerald Fund and will continue to do so following the Reorganization.  Messrs. Giesen and Elan will likewise continue to serve as the portfolio managers to the Emerald Fund following the Reorganization.

Advisory Agreements

Elessar Fund

Under the terms of the investment advisory agreement between the Trust and Emerald, Emerald manages the investment portfolio of the Elessar Fund, subject to policies adopted by the Board. The terms of the Interim Investment Management Agreement (the “Interim Agreement”), including the amount of compensation payable to Emerald, are substantially identical to those of the recently terminated agreement for investment advisory services between the Fund and Elessar except that (i) the Interim Agreement has a maximum term of 150 days, (ii) the Trustees or a majority of the Fund’s outstanding shares may terminate the Interim Agreement at any time, without penalty, on not more than 10 days’ written notice, and (iii) the compensation earned by Emerald under the Interim Agreement will be held in an escrow account until Fund shareholders approve a new investment advisory agreement with Emerald, after which the amount in the escrow account plus any interest will be paid to Emerald. If Fund shareholders do not approve a new investment advisory agreement with Emerald, Emerald will be paid, out of the escrow account, the lesser of: (1) any costs incurred in performing under the Interim Agreement (plus interest earned on that amount while in escrow); or (2) the total amount in the escrow account (plus interest earned).

Emerald Fund

Pursuant to the Investment Advisory and Management Agreement (the “Advisory Agreement”), the Emerald Fund pays Emerald an annual management fee of 0.80% based on the Fund’s average daily net assets.  The management fee is paid on a monthly basis.  The initial term of the Advisory Agreement is two years.  The Board of Trustees of Financial Investors Trust (“FIT”) may extend the Advisory Agreement for additional one-year terms. The FIT Board, shareholders of the Emerald Fund, or Emerald may terminate the Advisory Agreement upon sixty (60) days’ notice.  A discussion regarding the basis for the FIT Board’s approval of the Advisory Agreement will be provided in the Emerald Fund' semi-annual report to shareholders for the period ended April 30, 2015.

Distribution/Service (12b-1) Fees

Elessar Fund

The Elessar Fund has adopted a Distribution Plan (the “Elessar Plan”) pursuant to Rule 12b-1 of the 1940 Act. As required by Rule 12b-1, the Elessar Plan has been approved by the Board and separately by a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Elessar Plan and the Elessar Fund’s Distribution Agreement.

Under the Elessar Plan, the Elessar Fund may expend up to 0.25% of the Investor Class Shares’ average daily net assets annually to finance any activity primarily intended to result in the sale of Elessar Fund shares and the servicing of shareholder accounts, provided the Trustees have approved the category of expenses for which payment is being made.

Emerald Fund

The Emerald Fund has adopted a separate plan of distribution for its Class A, Class C, and Investor Class shares, pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Emerald Plans”).

The Emerald Plans allow the Emerald Fund to use Class A, Class C, and Investor Class assets to pay fees in connection with the distribution and marketing of Class A, Class C, and Investor Class shares and/or the provision of shareholder services to Class A, Class C, and Investor Class shareholders.  The Emerald Plan permits payment for services in connection with the administration of plans or programs that use Class A, Class C, and Investor Class shares of the Emerald Fund as their funding medium and for related expenses.

The Emerald Plans permit the Emerald Fund to make total payments at an annual rate of up to 0.35% of the Emerald Fund’s average daily net assets attributable to its Class A shares, 0.75% of the Emerald Fund’s average daily net assets attributable to its Class C shares, and 0.25% of the Emerald Fund’s average daily net assets attributable to its Investor Class shares.  Because these 12b-1 fees are paid out of the Emerald Fund’s Class A, Class C, and Investor Class assets on an ongoing basis, over time they will increase the cost of an investment in Class A, Class C, and Investor Class shares, and Emerald Plan fees may cost an investor more than other types of sales charges.

Trustees, Directors and Officers

Elessar Fund

The trustees and officers of the Elessar Funds Investment Trust (of which the Elessar Fund is a series) are different from those of Financial Investors Trust (of which the Emerald Fund is a series). The following individuals comprise the Board of Trustees of Elessar Funds Investment Trust: Richard A. Giesen, Jr. (interested trustee), Kevin Keogh (independent trustee) and Charles J. Scheidt, Jr. (independent trustee).  The officers of Elessar Funds Investment Trust are Richard A. Giesen, Jr. (President), Mitch Krahe (Secretary and Chief Compliance Officer) and Ori Elan (Treasurer).

Emerald Fund

The following individuals comprise the Board of Trustees of Financial Investors Trust and who will continue to serve as the FIT Board following the Reorganization: Mary K. Anstine (independent trustee), John R. Moran, Jr. (independent trustee), Jeremy W. Deems (independent trustee), Jerry G. Rutledge (independent trustee), Michael “Ross” Shell (independent trustee) and Edmund J. Burke (interested trustee). The Officers of FIT are Edmund J. Burke (President), Kimberly R. Storms (Treasurer), David T. Buhler (Secretary) and Ted Uhl (Chief Compliance Officer).

Independent Registered Public Accounting Firms (“Auditors”)

The Elessar Fund’s Auditor is Skoda Minotti, located at 6685 Beta Drive Cleveland, OH 44143. The Emerald Fund’s Auditor will be Deloitte & Touche LLP, located at 555 17th St. #3600, Denver, Colorado 80202.

Other Service Providers

Elessar Fund

Arbor Court Capital, LLC serves as principal distributor of the Elessar Fund. Mutual Shareholder Services, located at 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147, serves as the transfer agent for the Elessar Fund. U.S. Bank, N.A. serves as custodian of the Elessar Fund.

Emerald Fund

ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Emerald Fund’s distributor.  ALPS Fund Services, Inc., located at 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Emerald Fund’s administrator and transfer agent.  Union Bank, N.A., located at California Street, 6th Floor, San Francisco, California 94104, serves as the custodian for the Emerald Fund.

Charter Documents

The Elessar Fund is a series of Elessar Funds Investment Trust and the Emerald Fund is a series of Financial Investors Trust.  The Elessar Funds Investment Trust and Financial Investors Trust are both Delaware statutory trusts. The Trust and FIT are governed by their respective declarations of trust, by-laws and Delaware state law.  Additional information about the governing documents of each of the Trust and FIT is provided below.

Shares

The Trust is authorized to issue an unlimited number of shares of beneficial interest with no par value per share. FIT is authorized to issue an unlimited number of shares of beneficial interest, no par value, from an unlimited number of series of shares. FIT will offer four series of shares of the Emerald to the public. Shares of each series of FIT have no preemptive or conversion rights.

Voting Rights

Holders of shares of the Elessar Fund have one vote for each share held, and a proportionate fraction of a vote for each fractional share.  On any matter submitted to a vote of shareholders of the Elessar Fund, shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or when the Board determines that the matter affects one or more series or classes of a series.  All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

On each matter submitted to a vote of shareholders of the Emerald Fund, each shareholder is entitled to one vote for each whole share and each fractional share is entitled to a fractional vote. On any matter submitted to a vote of shareholders of the Emerald Fund, Inc., shares are voted by series and not in the aggregate, except when voting in the aggregate is required by the 1940 Act or when the  FIT Board of Trustees determines that the matter affects one or more series or classes of a series.  All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

Shareholder Meetings

As a series of a Delaware statutory trust, the Emerald Fund is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory contract. Meetings of shareholders of FIT may be called by the FIT Board and must be called by the FIT Board upon written request of shareholders owning at least 10% of the outstanding shares entitled to vote.

The Elessar Fund is likewise a series of a Delaware statutory trust, and is also not required to hold annual shareholder meetings. Special Meetings may be called by the Board, Chairman or President upon the written request of shareholders owning the requisite percentage amount of the outstanding shares entitled to vote specified in the Elessar Fund’s By-Laws.

Business transacted at any special meeting of shareholders shall be limited to the purpose stated in the notice.

Shareholder Liability

FIT’s trust instrument disclaims shareholder liability for the debts, liabilities, obligations and expenses of FIT or any of its respective series and provides indemnification for all losses and expenses of any shareholder held liable for the obligations of the Emerald Fund. Provisions of the Elessar Fund and the Trust are substantially similar.

Trustee and Officer Liability

The Elessar Investment Trust indemnifies its trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that FIT does not provide indemnification for liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office.

FIT indemnifies its trustees against all liabilities and expenses incurred by reason of being a trustee to the fullest extent permitted by law, except that FIT does not provide indemnification for liabilities due to a trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee’s duties.

The foregoing is a very general summary of certain provisions of the articles of incorporation, trust instruments, and by-laws and state law governing the Funds. It is qualified in its entirety by reference to the respective articles of incorporation, trust instruments, and by-laws.

INFORMATION ABOUT THE PROPOSED REORGANIZATION

General

At the Special Meeting, shareholders of the Elessar Fund will be asked:

1.	To consider the approval of an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all the assets of the Elessar Fund, a series of the Trust, to the Emerald Fund, a series of FIT, in exchange for shares of the Emerald Fund and the assumption by the Emerald Fund of all liabilities of the Elessar Fund, and the distribution of such Emerald Fund shares to the shareholders of the Elessar Fund in complete liquidation of the Elessar Fund; and

2.	To transact such other business as may properly come before the meeting and any adjournments thereof.

Shareholders of record at the close of business on May 11, 2015 are entitled to receive notice of and to vote at the Special Meeting.

If the proposal is approved, the Reorganization will take place pursuant to the Plan, a form of which is attached to this Prospectus/Proxy Statement as Appendix A.

Agreements and Plan of Reorganization

The Reorganization is structured as a transfer of all the assets of the Elessar Fund to the Emerald Fund in exchange for the assumption by the Emerald Fund of all the liabilities of the Elessar Fund and for the issuance and delivery of Emerald Fund shares pro rata to Elessar Fund shareholders, who will then become shareholders of the Emerald Fund.

After receipt of the Emerald Fund Shares, pro rata to Elessar Fund shareholders, the legal existence of the Elessar Fund as a series of the Trust will be terminated.  Each Institutional Class and Investor Class shareholder of the Elessar Fund will receive the number of full and fractional shares of the Emerald Fund (of the corresponding Institutional or Investor Class) equal in value as of the Valuation Date (as defined in the Plan) to the total value of the Elessar Fund shares held by that shareholder immediately prior to the Reorganization. Such shares will be held in an account with the Emerald Fund identical in all material respects to the account currently maintained by the Elessar Fund.

The consummation of the Reorganization is subject to the terms and conditions and the representations and warranties set forth in the Plan. The Plan may be terminated by mutual agreement of the Trust, on behalf of the Elessar Fund, and FIT, on behalf of the Emerald Fund.  In addition, either the Trust or FIT may at its option terminate the Plan at or before the Closing Date due to (i) a material breach by any other party of any representation, warranty, or agreement to be performed at or before the Closing Date, if not cured within 30 days; (ii) a condition precedent to the obligations of the terminating party that has not been met if it reasonably appears that it will not or cannot be met; or (iii) a determination by the Board of the Trust or by the Board of FIT, that the consummation of the transactions contemplated therein is not in the best interests of the Elessar Fund or the Emerald Fund, respectively.  Emerald will pay the expenses incurred in connection with the Reorganization, whether or not the Reorganization is approved and completed.

The Board has voted to approve the Plan and the proposed Reorganization and to recommend that shareholders also approve the Plan and the transactions it contemplates. The actions contemplated by the Plan and the related matters described therein will be consummated only if approved by the affirmative vote of a majority of the outstanding shares of the Elessar Fund entitled to vote, cast in person or by proxy at the Special Meeting.

Reasons for the Reorganization

The Board considered many factors during its review of the Reorganization.  Emerald and its parent company Emerald Advisers, Inc. (“Emerald Advisers”) have been managing assets since 1992.  As of March 31, 2015, the firm had over $3 billion in assets under management.  The Board believes that this size and stability will supply the Fund with the ability to attract a larger shareholder base, which could potentially lead to higher assets and greater economies of scale.  As part of the Reorganization, Emerald Advisers has agreed to employ Elessar’s portfolio managers, providing important investment continuity to the Fund.  Emerald Advisers’ 14 research analysts will enhance the portfolio managers’ research capabilities.  Finally, the Reorganization will increase the back office capabilities of the Fund’s adviser, giving the portfolio managers more time to concentrate on investment performance.

Based on the foregoing considerations,  the Board, including the Independent Trustees, unanimously concluded that the Reorganization would be in the best interests of the Elessar Fund and its shareholders and that the interests of the Elessar Fund shareholders would not be diluted as a result of the Reorganization.  Accordingly, the Board approved the Reorganization and recommended that it be submitted to the Elessar Fund shareholders for approval.

Description of the Reorganization Shares

The Emerald Fund Shares will be issued to the Elessar Fund’s shareholders in accordance with the Plan as described above.  The Emerald Fund Shares have similar characteristics as the corresponding shares of the Elessar Fund.

Section 15(f) of the 1940 Act

Section 15(f) of the 1940 Act provides that an investment adviser (such as Elessar or Emerald) to a registered investment company may receive any amount or benefit in connection with a sale of any interest in such investment adviser that results in an assignment of an advisory contract if the following two conditions are satisfied:  (1) for a period of three years after such assignment, at least 75% of the board of directors/trustees of the investment company cannot be “interested persons” (as defined in the 1940 Act) of the new or former investment adviser; and (2) no “unfair burden” may be imposed on the investment company as a result of the  assignment or any express or implied  terms, conditions or understandings applicable to the transaction.  The term “unfair burden,” as defined in the 1940 Act, includes any arrangement during the two-year period after a change of control whereby the investment adviser (or predecessor or successor adviser), or any interested person of any such adviser, receives or is entitled to receive any compensation, directly or indirectly, from the investment company or its security holders (other than fees for bona fide investment advisory or other services), or from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company (other than ordinary fees for bona fide principal underwriting services).  While no interest in Elessar is being sold in connection with the Reorganization, the Board of Trustees has been informed by Emerald that Emerald and the Emerald Fund intend to comply with the section 15(f) safe harbor.

Certain U.S. Federal Income Tax Consequences

It is a condition to each Fund’s obligation to consummate the Reorganization that the Funds receive a tax opinion (which opinion will be based on certain factual representations and certain customary assumptions), substantially to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for U.S. federal income tax purposes:

(a)            The transfer of all the Elessar Fund’s assets to the Emerald Fund in exchange solely for Emerald Fund Shares and the assumption by the Emerald Fund of all the liabilities of the Elessar Fund followed by the distribution by the Elessar Fund of all the Emerald Fund Shares to the Elessar Fund Shareholders in complete liquidation of the Elessar Fund will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Emerald Fund and the Elessar Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)            No gain or loss will be recognized by the Emerald Fund upon the receipt of all the assets of the Elessar Fund solely in exchange for Emerald Fund Shares and the assumption by the Emerald Fund of all the liabilities of the Elessar Fund.

(c)            No gain or loss will be recognized by the Elessar Fund upon the transfer of all the Elessar Fund’s assets to the Emerald Fund solely in exchange for Emerald Fund Shares and the assumption by the Emerald Fund of all the liabilities of the Elessar Fund or upon the distribution (whether actual or constructive) of Emerald Fund Shares to the Elessar Fund Shareholders solely in exchange for such shareholders’ shares of the Elessar Fund in complete liquidation of the Elessar Fund.

(d)            No gain or loss will be recognized by the Elessar Fund Shareholders upon the exchange of their Elessar Fund shares solely for Emerald Fund Shares in the Reorganization.

(e)            The aggregate basis of the Emerald Fund Shares received by each Elessar Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Elessar Fund shares exchanged therefor by such shareholder.  The holding period of Emerald Fund Shares received by each Elessar Fund Shareholder will include the period during which the Elessar Fund shares exchanged therefor were held by such shareholder, provided such Elessar Fund shares are held as capital assets at the time of the Reorganization.

(f)            The basis of the Elessar Fund’s assets transferred to the Emerald Fund will be the same as the basis of such assets to the Elessar Fund immediately before the Reorganization.  The holding period of the assets of the Elessar Fund in the hands of the Emerald Fund will include the period during which those assets were held by the Elessar Fund.

(g)            The consummation of the Reorganization will not terminate the taxable year of the Elessar Fund.  The part of the taxable year of the Elessar Fund before the Reorganization and part of the taxable year of the Emerald Fund after the Reorganization will constitute a single taxable year of the Emerald Fund.

Notwithstanding the above, no opinion will be expressed as to (1) the effect of the Reorganization on the Elessar Fund or the Emerald Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code; (2) any other U.S. federal tax issues (except those set forth above); (3) as a result of the transfer of the Elessar Fund’s assets regardless of whether such transfer would otherwise be a non-taxable transaction;  or (4) all state, local or foreign tax issues of any kind. In particular, no opinion will be expressed with respect to the taxable year of any Elessar Fund shareholder.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

As of December 31, 2014, the Elessar Fund did not have any capital loss carryforwards. The utilization of such capital loss carryforwards would also be subject to an annual limitation if the Elessar Fund were to undergo an “ownership change” as such term is defined under Section 382 of the Code.  The Elessar Fund has not, to the knowledge of the Elessar Fund, undergone an ownership that would limit the use of capital loss carryforwards, and is not anticipated to undergo such an ownership change in connection with the Reorganization.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of U.S. federal, state, local, non-U.S. or other tax laws.

THE BOARD OF TRUSTEES OF ELESSAR FUNDS INVESTMENT TRUST BELIEVES THAT THE PROPOSED REORGANIZATION IS IN THE BEST INTERESTS OF THE ELESSAR FUND AND ITS SHAREHOLDERS. ACCORDINGLY, THE BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE “FOR” APPROVAL OF THE REORGANIZATION DESCRIBED IN THE PROPOSAL.

Capitalization.  The following table shows, as of December 31, 2014, the capitalization of the Elessar Fund and the pro forma combined capitalization of the Emerald Fund, giving effect to the proposed Reorganization as of that date:

	Elessar Fund – Institutional Class	Emerald Fund – Institutional Class (Current)	Pro Forma Adjustments*	Emerald Fund – Institutional Class (Pro Forma Combined)
Net Assets ($)	16,163,229.47	0	16,163,229.47	16,163,229.47
Shares Outstanding	1,193,029.921	0	1,193,029.921	1,193,029.921
Net Asset Value Per Share ($)	13.55	0		13.55

	Elessar Fund – Investor Class	Emerald Fund – Investor Class (Current)	Pro Forma Adjustments*	Emerald Fund – Investor Class (Pro Forma Combined)
Net Assets ($)	454,709.53	0	454,709.53	454,709.53
Shares Outstanding	33,629.438	0	33,629.438	33,629.438
Net Asset Value Per Share ($)	13.52	0		13.52

*	Assuming the completion of the Reorganization.

INFORMATION ABOUT VOTING AND THE SPECIAL MEETING

General

The cost of preparing, printing and mailing this Prospectus/Proxy Statement and the accompanying proxy card and all other costs incurred in connection with the solicitation of proxies will be paid by Emerald. Shareholder votes will be solicited primarily by mail by certain officers and representatives of the Trust, officers, employees or agents of Emerald, and certain financial service firms and their representatives, who will receive no extra compensation for their services. Solicitations may also be made by telephone, facsimile, e-mail or in person.  Boston Financial Data Services has been retained as proxy tabulator.  The anticipated costs of the proxy solicitation are estimated to be $1,800.

As of the Record Date, the Elessar Fund had [_____________] shares outstanding.

Only shareholders of record on the Record Date will be entitled to notice of and to vote at the Special Meeting.

Proposals of Shareholders

The Trust is generally not required to hold annual meetings of shareholders and the Trust generally does not hold a meeting of shareholders in any year, unless certain specified shareholder actions, such as the election of directors or the approval of a new advisory agreement, are required to be taken under state law or the 1940 Act.  By observing this policy, the Trust seeks to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholders’ meetings, as well as the related expenditure of staff time.

A shareholder desiring to submit a proposal intended to be presented at any meeting of shareholders of a series of the Trust hereafter called should send the proposal to the Secretary of the Trust within a reasonable time before the solicitation of proxies for such meeting occurs. The mere submission of a proposal by a shareholder does not guarantee that such proposal will be included in the proxy statement because certain rules under the federal securities laws must be complied with before inclusion of the proposal is required. Also, the submission does not mean that the proposal will be presented at the meeting. For a shareholder proposal to be considered at a shareholders’ meeting, it must be a proper matter for consideration.

Other Matters to Come Before the Special Meeting

The Board is not aware of any matters that will be presented at the Special Meeting other than that set forth in this Prospectus/Proxy Statement. Should any other matters requiring a vote of shareholders arise, the accompanying proxy card will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their judgment.

Quorum

In order to transact business at the Special Meeting, a “quorum” must be present. Under the Trust’s governing documents, a quorum is constituted by the presence, in person or by proxy, of holders of one-third of the interests in the Trust, or as may be required by the 1940 Act (see “Voting” below).  If the necessary quorum to transact business, or the vote required to approve the proposal, is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law to permit further solicitation of proxies with respect to that proposal.

For purposes of determining the presence of a quorum for the transaction of business at the Special Meeting, abstentions and broker “non-votes” will be treated as shares that are present, but which have not been voted. Broker non-votes are shares held in “street name” for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority. Accordingly, shareholders are urged to forward their voting instructions promptly.

If a quorum is not present at the Special Meeting or a quorum is present but sufficient votes to approve the proposal are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment would require the affirmative vote of a majority of the shares of the Elessar Fund represented at the Special Meeting to be adjourned. The persons named as proxies will vote those proxies that they are entitled to vote “FOR” the proposal in favor of such an adjournment and will vote those proxies required to be voted “AGAINST” the proposal against such adjournment.

Voting

Approval of the Reorganization by the Elessar Fund will require the affirmative vote of (i) 67% or more of the Elessar Fund’s voting securities present at the Special Meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities of the Elessar Fund, whichever is less.

Whether you expect to be personally present at the Special Meeting or not, we encourage you to vote by proxy. You can do this by completing, dating, signing and returning the accompanying proxy card using the enclosed postage-paid envelope or by voting via the Internet or by telephone, as described below. You may also vote in person at the Special Meeting. Even if you intend to vote your shares in person at the Special Meeting, you are urged to complete and return the enclosed proxy card or to vote via the Internet or by telephone. Voting before the Special Meeting will not prevent you from voting at the Special Meeting if you desire to do so, as your vote by proxy is revocable at your option. If you vote via the Internet or telephone, you do not need to mail your proxy card.

If you choose to vote by proxy, your shares will be voted as you instruct. If no choice is indicated, your shares will be voted “FOR” the Reorganization proposal and in accordance with the best judgment of the persons named as proxies on such other matters that may properly come before the Special Meeting.

To vote your proxy by phone or via the Internet, please refer to the instructions found on the enclosed proxy ballot.

For the Reorganization proposal, to the extent not designated, the shares will be voted “FOR” approval of the Reorganization.  Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of the Trust (ii) by properly executing a later-dated proxy that is received by the Trust at or prior to the Special Meeting or (iii) by attending the Special Meeting and voting in person. Merely attending the Special Meeting without voting, however, will not revoke a previously submitted proxy.

In tallying votes, abstentions and broker non-votes will not count toward the number of votes in favor of the Reorganization proposal, which means they will have the effect of votes against the Reorganization proposal.

Share Ownership

As of the Record Date, the officers, trustees and directors, as applicable, of each of the Trust and FIT as a group beneficially owned less than 1% of the outstanding shares of the Elessar Fund. As of the Record Date, the officers, trustees and directors, as applicable, of each of the Trust and FIT as a group beneficially owned less than 1% of the outstanding shares of the Emerald Fund.

As of December 31, 2014, the following persons owned of record or beneficially 5% or greater of the Elessar Fund outstanding equity securities:

Elessar Fund

Name and Address of Shareholder	Class	Type of Ownership	Shares Beneficially Owned	Percentage Owned	Estimated Pro Forma Ownership After the Reorganization
NFS LLC Fbo Customers 499 Washington Blvd. Jersey City, NJ 07310	Institutional	Record	529,778.379	43.19%	43.19%
Roger W. Stone Revocable Trust 1101 Skokie Blvd., Ste 300 Northbrook, IL 60062	Institutional	Record	414,346.782	33.78%	33.78%

Financial Highlights

The financial highlights tables are intended to help you understand the Elessar Fund’s financial performance for the past years. The information reflects financial results for shares of the Elessar Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Elessar Fund (assuming reinvestment of all dividends and distributions). The information regarding the Elessar Fund has been audited by Skoda Minotti, the Elessar Fund’s independent registered public accounting firm, whose report, along with the Elessar Fund’s financial statements, are incorporated herein by reference to the Elessar Fund’s annual report for the year ended September 30, 2014.

On or about the Reorganization Date, the Elessar Fund is expected to participate in a tax-free reorganization in which the Elessar Fund is expected to merge into the Emerald Fund. For financial reporting purposes, the surviving fund of the merger between the Elessar Fund and the Emerald Fund is the Emerald Fund. As a consequence, the Emerald Fund will carry over the historic performance and financial statements of the Elessar Fund.

Elessar Small Cap Value Fund - Institutional Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	Year Ended	Period Ended	(a)
	9/30/2014	9/30/2013

Net Asset Value, at Beginning of Period	$12.56	$10.00
Income From Investment Operations:
Net Investment Income *	0.09	0.05
Net Realized and Unrealized Gain on Investments	0.76	2.54
Total from Investment Operations	0.85	2.59
Distributions:
Net Investment Income	(0.01)	(0.03)
Realized Gains	(0.64)	-
Total from Distributions	(0.65)	(0.03)
Proceeds from Redemption Fees	-	-
Net Asset Value, at End of Period	$12.76	$12.56
Total Return ** (b)	6.64%	25.99%
Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$24,343	$8,442
Before Waiver
Ratio of Expenses to Average Net Assets	1.29%	1.95%		***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.36%	(0.47)%		***
After Waiver
Ratio of Expenses to Average Net Assets	1.00%	1.00%		***
Ratio of Net Investment Income to Average Net Assets	0.65%	0.48%		***
Portfolio Turnover	49.06%	66.89%

(a)	For the period October 15, 2012 (commencement of investment operations) through September 30, 2013.
(b)	Not Annualized.
*	Per share net investment income (loss) has been determined on the basis of average shares method.
**	Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.
***	Annualized.

Elessar Small Cap Value Fund - Investor Class
Financial Highlights
Selected data for a share outstanding throughout the period.

	Year Ended	Period Ended	(a)
	9/30/2014	9/30/2013

Net Asset Value, at Beginning of Period	$12.54	$10.00
Income From Investment Operations:
Net Investment Income *	0.07	0.02
Net Realized and Unrealized Gain on Investments	0.76	2.54
Total from Investment Operations	0.83	2.56
Distributions:
Net Investment Income	-	(0.02)
Realized Gains	(0.64)	-
Total from Distributions	(0.64)	(0.02)
Proceeds from Redemption Fees	-	-
Net Asset Value, at End of Period	$12.73	$12.54
Total Return ** (b)	6.46%	25.69%
Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$474	$271
Before Waiver
Ratio of Expenses to Average Net Assets	1.56%	2.49%		***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.21%	(1.09)%		***
After Waiver
Ratio of Expenses to Average Net Assets	1.25%	1.25%		***
Ratio of Net Investment Income to Average Net Assets	0.52%	0.16%		***
Portfolio Turnover	49.06%	66.89%

(a)	For the period October 15, 2012 (commencement of investment operations) through September 30, 2013.
(b)	Not Annualized.
*	Per share net investment income (loss) has been determined on the basis of average shares method.
**	Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.
***	Annualized.

Appendix A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [___] day of April, 2015 by Financial Investors Trust, a Delaware statutory trust (the “Acquiring Trust”), on behalf of the Emerald Small Cap Value Fund (the “Acquiring Fund”); Elessar Funds Investment Trust, a Delaware statutory trust (the “Selling Trust”), on behalf of the Elessar Small Cap Value Fund (the “Selling Fund”) (the Acquiring Fund and Selling Fund referred to herein as a “Fund” and collectively, the “Funds”); and Emerald Mutual Fund Advisers Trust (“Emerald”), investment adviser to the Acquiring Fund and to the Selling Fund (for purposes of Sections 5.11, 5.13, and 9.1 of the Agreement only).  The principal place of business of the Acquiring Trust is 1290 Broadway, Suite 1100, Denver, Colorado  80203; the principal place of business of the Selling Trust is 1111 Superior Avenue, Suite 1310, Cleveland, Ohio 44114; and the principal place of business of Emerald is 3175 Oregon Pike, Leola, Pennsylvania 17540.

This Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder.  The reorganization will consist of:  (i) the transfer of all the assets of the Selling Fund to the Acquiring Fund, in exchange solely for voting Institutional Class and Investor Class shares of beneficial interest, no par value per share, of the Acquiring Fund (collectively, the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund; immediately followed by (ii) the distribution of the Institutional Class and Investor Class shares of the Acquiring Fund to the Institutional Class and Investor Class shareholders, respectively, of the Selling Fund and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a series of the Acquiring Trust, the Selling Fund is a series of the Selling Trust, the Acquiring Trust and the Selling Trust are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Selling Fund owns securities that are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Board of Trustees of the Selling Trust has determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I
 TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING
FUND SHARES AND THE ASSUMPTION OF THE SELLING FUND’S LIABILITIES,
AND TERMINATION AND LIQUIDATION OF THE SELLING FUND

1.1            THE REORGANIZATION.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of its assets, as set forth in Section 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees:  (i) to deliver to the Selling Fund the number of full and fractional Institutional Class and Investor Class Shares, computed in the manner set forth in Section 2.3; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in Section 1.3.  Such transactions shall take place at the closing provided for in Section 3.1 (the “Closing”).

1.2            ASSETS TO BE TRANSFERRED.  The Selling Fund shall transfer all of its assets to the Acquiring Fund, including, without limitation, all cash, cash equivalents, securities, commodities, interests in futures and dividends or interest receivables owned by the Selling Fund, any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date, as such term is defined in Section 3.1, books and records of the Selling Fund, and any other property owned by the Selling Fund at the Valuation Date.

1.3            LIABILITIES TO BE ASSUMED.  The Selling Fund will use commercially reasonable efforts to discharge all of its known liabilities and obligations to the extent possible before the Closing Date.  The Acquiring Fund shall assume all liabilities of the Selling Fund, which assumed liabilities shall include all of the Selling Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.  If prior to the Closing Date either party identifies a liability that the parties mutually agree should not be assumed by the Acquiring Fund, such liability shall be excluded from the definition of liabilities hereunder and shall be listed on a Schedule of Excluded Liabilities to be signed by the parties at the Closing (the “Excluded Liabilities”). The Acquiring Fund shall not assume any liability for any obligation of the Selling Fund to file reports with the Securities and Exchange Commission (the “Commission”), Internal Revenue Service or other regulatory or tax authority covering any reporting period ending prior to or at the Closing Date with respect to the Selling Fund.

1.4            LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is possible, but no later than six (6) months after the Closing Date (the “Liquidation Date”):  (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata by Institutional Class and Investor Class, respectively, to its shareholders of record determined as of the close of business on the Valuation Date (as defined in Section 2.1) (the “Selling Fund Shareholders”), all of the Institutional Class and Investor Class Shares of the Acquiring Fund received by the Selling Fund pursuant to Section 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders.  The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. All issued and outstanding shares of the Selling Fund will simultaneously be redeemed by the Selling Trust and canceled on its books.  The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5            OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Shares of the Acquiring Fund will be issued at the Closing to the Selling Fund, in an amount computed in the manner set forth in Section 2.3, to be distributed to the Selling Fund Shareholders.

1.6            STATE FILINGS.  Promptly following the Closing Date, the Selling Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware to effect the termination of the Selling Fund, and shall file final tax returns with the State of [Ohio] if required under applicable law.

1.7            TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.8            TERMINATION.  The Selling Fund shall be dissolved, terminated and have its affairs wound up in accordance with Delaware state law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4.

1.9            BOOKS AND RECORDS.  All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.  The Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods set forth under the 1940 Act.

1.10            INITIAL SHARE.  Prior to the Closing, the Acquiring Fund will issue one share of each of the Institutional Class and Investor Class Shares of the Acquiring Fund (the “Initial Shares”) to Emerald Mutual Fund Advisers Trust (the “Sole Shareholder”) in exchange for Ten Dollars ($10.00) per share for the sole purpose of allowing the Sole Shareholder to approve certain organizational items on behalf of the Acquiring Fund.  The Initial Shares shall be redeemed and cancelled by the Acquiring Fund in exchange for Ten Dollars ($10.00) per share immediately prior to the Closing.

ARTICLE II
 VALUATION

2.1            VALUATION OF ASSETS AND LIABILITIES.  The value of the Selling Fund’s net assets shall be the value of all the Selling Fund’s assets as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions on that date, less the amount of all the Selling Fund’s liabilities.  The value of the Selling Fund’s assets and liabilities shall be determined by using the valuation procedures set forth in the Selling Trust’s Certificate of Trust, Declaration of Trust, Bylaws and policies and procedures (the “Selling Trust Governing Documents”) and the Selling Fund’s then-current prospectus and statement of additional information.

2.2            VALUATION OF SHARES.  The aggregate net asset value of each class of Acquiring Fund Shares shall be the aggregate net asset value of the respective class of the Selling Fund on the Valuation Date, using the valuation procedures set forth in the Selling Trust Governing Documents and the Selling Fund’s then-current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3            SHARES TO BE ISSUED.  Each Institutional Class and Investor Class shareholder of the Selling Fund will receive, respectively, the number of full and fractional shares of Institutional Class and Investor Class shares of the Acquiring Fund, equal as of the Valuation Date to the number of full and fractional Institutional Class and Investor Class shares of the Selling Fund held by that shareholder immediately prior to the Reorganization.

2.4            EFFECT OF SUSPENSION IN TRADING.  In the event that on the Valuation Date, either:  (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

ARTICLE III
 CLOSING AND CLOSING DATE

3.1            CLOSING DATE.  The Closing shall occur on or about June 29, 2015, or such other date as the parties may agree in writing (the “Closing Date”).  Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place immediately after the close of regular trading on the Valuation Date.  The Closing shall be held immediately after the close of regular trading on the NYSE at the offices of ALPS Fund Services, Inc. in Denver, Colorado or at such other time and/or place as the parties may agree.

3.2            CUSTODIAN’S CERTIFICATE.  The Selling Fund shall cause U.S. Bank, N.A., as custodian for the Selling Fund (the “Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that:  (a) the Selling Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.  The Selling Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3            TRANSFER AGENT’S CERTIFICATE.  The Selling Fund shall cause Mutual Shareholder Services, LLC, as transfer agent for the Selling Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause ALPS Fund Services, Inc., its transfer agent, to issue and deliver to the Selling Fund (a) a certificate as to the opening of accounts in the Selling Fund Shareholders’ names on the Acquiring Fund’s share transfer books and (b) a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Selling Fund or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund.

3.4            DELIVERY OF ADDITIONAL ITEMS.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV
 REPRESENTATIONS AND WARRANTIES

4.1            REPRESENTATIONS OF THE SELLING FUND.  The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Fund as follows:

(a)            The Selling Trust is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)            The Selling Fund is a separate series of the Selling Trust duly authorized in accordance with the applicable provisions of the Selling Trust Governing Documents.

(c)            The Selling Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d)            The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Selling Trust Governing Documents or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

(e)            Except for conversion fees to be payable to the Selling Fund’s transfer agent and custodian in connection with the Reorganization, the Selling Fund has no material contracts or other commitments that will be terminated with liability to the Selling Fund before the Closing Date.

(f)            No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement.  The Selling Fund knows of no facts that might form a reasonable basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g)            The annual financial statements of the Selling Fund for the fiscal year ended September 30, 2014 have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of September 30, 2014, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

 (h)            Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Selling Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Selling Fund arising after such date.  For the purposes of this subsection (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

(i)            All U.S. federal, state, local and other tax returns and reports of the Selling Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects.  All U.S. federal, state, local and other taxes required to be paid (whether or not shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above.  To the best of the Selling Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Selling Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Selling Fund.

(j)            All issued and outstanding shares of the Selling Fund are: (i) duly and validly issued and outstanding shares of the Selling Trust; and (ii) holders of the Selling Fund shares will not have any obligation to make payments to the Selling Trust or its creditors or contributions to the Selling Trust or its creditors solely by reason of the holders’ ownership of the Selling Fund shares.  All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Selling Fund’s transfer agent as provided in Section 3.3.  The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Selling Fund, and has no outstanding securities convertible into shares of the Selling Fund.

(k)            At the time of the Closing, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and the Acquiring Fund will acquire good and marketable title thereto.

(l)            Other than approval by the Selling Fund Shareholders, the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund.  Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m)            The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal securities and other laws and regulations.

(n)            The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Selling Trust or the Selling Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(o)            From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(p)            For each taxable year of its operations prior to the Closing Date, the Selling Fund (i) has elected to qualify, and has qualified, as a “regulated investment company” under Subchapter M of the Code (a “RIC”), (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code, and (iii) has been, and will be as of the Closing Date treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code.  The Selling Fund will qualify as a RIC as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d) of the Code.  The Selling Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Selling Fund to fail to qualify as a RIC under the Code.

(q)            No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Delaware state law, as applicable, for the execution of this Agreement by the Selling Trust on behalf of the Selling Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7) and the Post-Effective Amendment (as defined in Section 8.6) and the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in Section 5.2.

(r)            The Selling Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0‑1(a)(7) under the 1940 Act as they currently apply to the Selling Trust.

4.2            REPRESENTATIONS OF THE ACQUIRING FUND.  The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Selling Fund as follows:

(a)            The Acquiring Trust is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b)            The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Revised Trust Instrument and Bylaws.

(c)            The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d)            The Acquiring Fund was formed solely for the purpose of effecting the Reorganization, has not commenced operations or engaged in any business and will not do so until after the Closing and, except with respect to the consideration received in exchange for the issuance of the Initial Share, has not owned any assets and will not own any assets prior to the Closing.  There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than the Initial Share issued to the Sole Shareholder in association with the organization of the Acquiring Fund.  The Acquiring Fund will redeem and cancel such Initial Share immediately prior to the Closing in exchange for an amount equal to the consideration received by the Acquiring Fund for such Initial Share so that the Acquiring Fund will own no assets at the time of the Closing.

(e)            The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Trust’s Revised Trust Instrument or Bylaws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(f)            No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Trust or the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Trust or the Acquiring Fund to carry out the transactions contemplated by this Agreement.  Neither the Acquiring Trust nor the Acquiring Fund knows of any facts that might form a reasonable basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(g)            The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(h)            The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and will, after taking into account the redemption and cancellation of the Initial Share, constitute all of the issued and outstanding shares of the Acquiring Fund as of the Closing Date.  When so issued and delivered, such shares will be: (i) duly and validly issued shares of the Acquiring Fund, and (ii) holders of the Acquiring Fund shares will not have any obligation to make payments to the Acquiring Trust or its creditors or contributions to the Acquiring Trust or its creditors solely by reason of the holders’ ownership of the Acquiring Fund shares.  The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund.

(i)            The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal securities and other laws and regulations.

(j)            The prospectus and statement of additional information of the Acquiring Fund filed as part of the Post‑Effective Amendment (as defined in Section 8.6), which will become effective prior to the Closing Date, conform, and as of the effective date of the Post‑Effective Amendment will conform, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not, and as of the effective date of the Post‑Effective Amendment will not, include, with respect to the Acquiring Trust or the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(k)            From the effective date of the Registration Statement (as defined in Section 5.7), through the time of the meeting of the Selling Fund shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(l)            The Acquiring Fund (i) will elect to be taxed as a RIC, will qualify for the tax treatment afforded RICs under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its U.S. federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code for the taxable year that includes the Closing Date.

(m)            No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, or the performance of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7) and the Post-Effective Amendment (as defined in Section 8.6) and the filing of any documents that may be required under Delaware state law and except for the filing of any documents that may be required under the 1933 Act, the 1934 Act and the 1940 Act and such other consents, approvals, authorizations and filings as have been made or received and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(n)            The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(o)            The Acquiring Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0‑1(a)(7) under the 1940 Act as they currently apply to the Acquiring Trust.

ARTICLE V
 COVENANTS OF ACQUIRING FUND AND SELLING FUND

5.1            OPERATION IN ORDINARY COURSE.  Subject to Section 1.2, the Selling Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions.  The Acquiring Fund shall not conduct any business prior to the Closing Date, other than such activity as is necessary to consummate the transactions contemplated by this Agreement.  No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2            SHAREHOLDER APPROVAL.  The Selling Fund will call a special meeting of Selling Fund shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3            INVESTMENT REPRESENTATION.  The Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4            ADDITIONAL INFORMATION.  The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund’s shares as permitted by shareholder account registrations.

5.5            FURTHER ACTION.  Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.  In particular, the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Selling Fund’s assets and otherwise to carry out the intent and purpose of this Agreement.

5.6            STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Selling Trust’s Treasurer, a statement of the earnings and profits of the Selling Fund for U.S. federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

5.7            PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS.  The Acquiring Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Selling Fund Shareholders (the “Registration Statement”).  The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with the meeting of Selling Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8            REPORTING RESPONSIBILITY.  Any reporting responsibility of the Selling Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant authority, is and shall remain the responsibility of the Selling Fund.

5.9            SELLING FUND FINANCIAL STATEMENTS. The audited financial statements for the annual period ended September 30, 2014, will be prepared in accordance with generally accepted accounting principles, and such statements (copies of which will be furnished to the Acquiring Fund) will fairly reflect the financial condition of the Selling Fund as of September 30, 2014, and there will be no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

5.10            TAX STATUS OF REORGANIZATION.  The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  None of the Selling Trust, the Selling Fund, the Acquiring Trust or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.  At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Davis Graham & Stubbs LLP to render the tax opinion contemplated in this Agreement.

5.11            COMPLIANCE WITH SECTION 15(f) OF THE 1940 ACT.  (a) The Acquiring Trust agrees that for a period of three (3) years after the Closing Date, the Acquiring Trust will maintain the composition of its Board of Trustees so that at least 75% of the board members of the Acquiring Fund or the Acquiring Trust, as applicable (or any successor) are not “interested persons” (as defined in the 1940 Act) of Emerald; and (b) Emerald agrees that for a period of two (2) years after the Closing Date, neither Emerald nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

5.12            STATEMENT OF ASSETS AND LIABILITIES.  The Selling Fund shall, as soon as is reasonably practicable after the Closing Date, deliver to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Trust.

5.13            CONFIDENTIALITY.

(a)            The Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, and Emerald (the "Protected Persons") will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b)            In the event of a termination of this Agreement, the Protected Persons agree that they along with their board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE VI
 CONDITION PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject to the following conditions:

6.1            All representations, covenants, and warranties of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund’s name by the Acquiring Trust’s President and its Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2            The Selling Fund shall have received on the Closing Date an opinion from Davis Graham & Stubbs LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund substantially to the effect that:

(a)            The Acquiring Fund is a legally designated, separate series of the Acquiring Trust, and the Acquiring Trust is a statutory trust validly existing under the laws of the State of Delaware, which, to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b)            The Acquiring Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c)            Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding, and holders of the Acquiring Fund Shares will not have any obligation to make payments to the Acquiring Trust or its creditors or contributions to the Acquiring Trust or its creditors solely by reason of the holders’ ownership of the Acquiring Fund Shares, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(d)            The Registration Statement is effective and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(e)            The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Trust’s Revised Trust Instrument or Bylaws.

(f)            This Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Trust, on behalf of the Selling Fund, is a valid and binding obligation of the Acquiring Trust on behalf of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. With respect to the opinion on the enforceability of this Agreement, Davis Graham & Stubbs LLP may assume without any independent investigations that the laws of the State of Delaware are identical in all respects to the corporate laws of the State of Colorado.

ARTICLE VII
 CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the following conditions:

7.1            All representations, covenants, and warranties of the Selling Trust and the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund’s name by the Selling Trust’s President and Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2            The Acquiring Fund shall have received on the Closing Date an opinion from [____________], dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund substantially to the effect that:

(a)            The Selling Fund is a legally designated, separate series of the Selling Trust, and the Selling Trust is a statutory trust existing under the laws of the State of Delaware, which, to such counsel’s knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

(b)            The Selling Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c)            To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Selling Fund of the transactions contemplated herein, except as have been obtained.

(d)            The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Selling Trust’s Amended and Restated Declaration of Trust (assuming approval of Selling Fund shareholders has been obtained) or its Bylaws.

(e)            This Agreement has been duly authorized, executed and delivered by the Selling Trust on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling Trust on behalf of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

Such opinion shall be based on customary assumptions and such representations as [______________] may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

7.3            As of the Closing Date, the assets of the Selling Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund has identified to the Selling Fund at least two (2) business days prior to Closing as being unsuitable for the Acquiring Fund to acquire by reason of limitations in the Acquiring Trust’s trust instrument or bylaws, or of investment restrictions disclosed in the Registration Statement.

ARTICLE VIII
 FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the following:

8.1            This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law and the provisions of the Selling Trust Governing Documents.  Notwithstanding anything herein to the contrary, neither Fund may waive the conditions set forth in this Section 8.1.

8.2            This Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Acquiring Trust and the Board of Trustees of the Selling Trust, each in accordance with Rule 17a‑8 under the 1940 Act, and each Fund shall have delivered to the other a copy of the resolutions approving this Agreement adopted by its Board, certified by the Secretary or equivalent officer.

8.3            The Acquiring Trust, on behalf of and with respect to the Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

8.4            On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.5            All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.6            The post-effective amendment to the Acquiring Trust’s registration statement on Form N-1A relating to the Institutional Class and Investor Class Shares of the Acquiring Fund under the 1933 Act and the 1940 Act, as applicable (the “Post-Effective Amendment”), shall have become effective, and any additional post-effective amendments to any such registration statement as are determined by the Trustees of the Acquiring Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective; and no stop order suspending the effectiveness of such registration statement shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.  The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.

8.7            The Funds shall have received an opinion of Davis Graham & Stubbs LLP substantially to the effect that with respect to the Reorganization for U.S. federal income tax purposes:

(a)            The transfer of all the Selling Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund followed by the pro rata, by class, distribution by the Selling Fund of all the Acquiring Fund Shares to the Selling Fund Shareholders in complete liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1) of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b)            No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Selling Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund.

(c)            No gain or loss will be recognized by the Selling Fund upon the transfer of all the Selling Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to the Selling Fund Shareholders solely in exchange for such shareholders’ shares of the Selling Fund in complete liquidation of the Selling Fund.

(d)            No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e)            The aggregate basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Selling Fund shares exchanged therefor by such shareholder.  The holding period of Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization.

(f)            The basis of the Selling Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Selling Fund immediately before the Reorganization.  The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

(g)            The consummation of the Reorganization will not terminate the taxable year of the Selling Fund.  The part of the taxable year of the Selling Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the taxable year of any Selling Fund shareholder, or (B) the Selling Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as tax counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this Section 8.7.

8.8            The interim advisory agreement between the Selling Trust and Emerald with respect to the Selling Fund dated [February 27, 2015] shall not have been terminated.

ARTICLE IX
 EXPENSES

9.1            The Funds will pay no expenses associated with their participation in the Reorganization.  Emerald or its affiliate will pay for all reasonable legal counsel and other expenses of the Acquiring Fund and of the Selling Fund incurred in connection with the Reorganization, including, without limitation, special board meeting fees and costs and costs associated with any proxy solicitation of Selling Fund Shareholders, whether or not the transactions contemplated by this Agreement are consummated.

9.2            Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3            Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Selling Fund or the Acquiring Fund, as the case may be, as a RIC.  Selling Fund shareholders will pay their respective expenses, if any, incurred in connection with the Reorganization.

ARTICLE X
 INDEMNIFICATION

10.1            The Acquiring Trust, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless the Selling Trust, its directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Trust or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.2            The Selling Trust, solely out of the Selling Fund’s assets and property, agrees to indemnify and hold harmless the Acquiring Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Selling Trust or the Selling Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

ARTICLE XI
 ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

11.1            The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

11.2            Except for the covenants set forth in Sections 1.4, 1.9, 5.5, 5.6, 5.11, 5.12, 5.13, 9.1, 11.2 and Article X, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XII
 TERMINATION

12.1            This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Selling Trust and such termination may be effected by the Presidents of the Acquiring Trust and the Selling Trust in writing without further action by their respective Boards of Trustees.  In addition, either the Acquiring Trust or the Selling Trust may at its option terminate this Agreement at or before the Closing Date due to:

(a)            a material breach by the other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within thirty (30) days of written notice thereof;

(b)            a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)            a determination by the Board of Trustees of the Acquiring Trust or the Board of Trustees of the Selling Trust that the consummation of the transactions contemplated herein is not in the best interests of the Acquiring Fund or Selling Fund, respectively.

12.2            In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, Emerald, or their respective board members, members, shareholders, officers or employees.  In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XIII
 AMENDMENTS

13.1            This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Trust and the Selling Trust as specifically authorized by their respective Boards of Trustees,; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions hereof to the detriment of such shareholders without their further approval.

ARTICLE XIV
HEADINGS; COUNTERPARTS; GOVERNING LAW;
ASSIGNMENT; LIMITATION OF LIABILITY

14.1            The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2            This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3            This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to conflict of laws.

14.4            This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5            It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Acquiring Trust or the Selling Trust personally, but shall bind only the property of the respective Fund, as provided in the trust instrument of the Acquiring Trust and the Selling Trust Governing Documents.  Moreover, no series of the Selling Trust or Acquiring Trust other than the Selling Fund or Acquiring Fund, respectively, shall be responsible for the obligations of the Acquiring Trust or Selling Trust hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of such Trust and Fund hereunder.  The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Acquiring Trust on behalf of the Acquiring Fund and the Board of Trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Acquiring Trust and the Selling Trust, respectively, acting as such.  Neither the authorization by such Board of Trustees, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the respective Fund.

ARTICLE XV
 NOTICES

15.1            Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Selling Trust or to the Acquiring Trust at the applicable address set forth in the first paragraph of this Agreement, or to any other address that the Selling Trust or the Acquiring Trust shall have last designated by notice to the other party.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

FINANCIAL INVESTORS TRUST, on behalf of Emerald Small Cap Value Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

ELESSAR FUNDS INVESTMENT TRUST, on behalf of Elessar Small Cap Value Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 5.11, 5.13, and 9.1 only

EMERALD MUTUAL FUND ADVISERS TRUST

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

STATEMENT OF ADDITIONAL INFORMATION

ELESSAR FUNDS INVESTMENT TRUST
Elessar Small Cap Value Fund
1111 Superior Avenue
Suite 1310
Cleveland, Ohio 44114
(216) 357-7412

May 27, 2015

This Statement of Additional Information of Elessar Funds Investment Trust (the “Trust”), which is not a prospectus, supplements and should be read in conjunction with the Joint Prospectus/Proxy Statement dated May 27, 2015 (the “Prospectus/Proxy Statement”), relating specifically to the proposed Reorganization of the Elessar Small Cap Value Fund, a series of the Trust (the “Elessar Fund”) with and into the Emerald Small Cap Value Fund (the “Emerald Fund”), a series of Financial Investors Trust (the “Reorganization”).

You may obtain a copy of the Prospectus/Proxy Statement by contacting 1-844-812-4906. The Reorganization is expected to occur pursuant to the Agreement and Plan of Reorganization. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

Because the Emerald Fund has not yet commenced operations, no pro forma financial statements are provided in this SAI in connection with the proposed Reorganization

TABLE OF CONTENTS

1. General Information	1

2. Financial Statements and Other Incorporated Documents	1

GENERAL INFORMATION

A Special Meeting of shareholders of the Elessar Fund will be held on June 24, 2015 at 10:00 a.m. Eastern Time, in the offices of the Elessar Fund Investment Trust, located at 1111 Superior Avenue, Suite 1310, Cleveland, Ohio 44114. For further information about the Reorganization, see the Prospectus/Proxy Statement.

FINANCIAL STATEMENTS AND OTHER INCORPORATED DOCUMENTS

The Statement of Additional Information related to the Prospectus/Proxy Statement consists of this cover page, the accompanying pro forma financial statements and the following documents, each of which was filed electronically with the SEC and is incorporated by reference herein:

 (i) The most recent financial statements of the Elessar Fund as included in the Elessar Fund’s Annual Report to Shareholders for the fiscal year ended September 30, 2014;

 (ii) the statement of additional information of the Elessar Fund, dated January 28, 2015, as supplemented from time to time;

 (iii) The statement of additional information for the Emerald Fund filed on [______].

1

Forms of Proxy

PROXY TABULATOR
PO BOX 55909
BOSTON, MA 02205-5909

## Your Proxy Vote is Important!

**Vote by Internet**

Please go to the electronic voting site at **www.2voteproxy.com/Elessar**. Follow the on-line instructions. If you vote by internet, you do **not** have to return your paper ballot.

**Vote by Telephone**

Please call us toll free at **1-800-830-3542**, and follow the instructions provided. If you vote by telephone, you do **not** have to return your paper ballot.

**Vote by Mail**

Please complete, sign and date this card. Fold and return promptly in the envelope provided.

**Please ensure the address below shows through the window of the enclosed postage-paid return envelope.**

PROXY TABULATOR
PO BOX 55909
BOSTON, MA 02205-9100

**ELESSAR SMALL CAP VALUE FUND**
**PROXY SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES**
**FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JUNE 24, 2015**

The undersigned, revoking all previous proxies, hereby appoints Mitch Krahe and Ori Elan, and each of them, as proxies for the undersigned, with full power of substitution to represent and vote on behalf of the undersigned at the Special Meeting of Shareholders (the "Special Meeting") of the Elessar Small Cap Value Fund to be held on June 24, 2015 at 10:00 a.m. Eastern Time, at the offices of the Elessar Fund Investment Trust, located at 1111 Superior Avenue, Suite 1310, Cleveland, Ohio 44114 and any adjournments thereof on all matters coming before the meeting. The undersigned hereby acknowledges receipt of the Notice of Special Meeting of Shareholders and the accompanying Prospectus/Proxy Statement, which is hereby incorporated by reference, and revokes any proxy heretofore given with respect to such meeting.

**When properly executed, this proxy will be voted as specified by the undersigned shareholder. If no choice is indicated, this proxy will be voted "FOR" the Reorganization proposal. In their discretion, the proxies are authorized to vote upon such other business as may properly come before the Special Meeting.**

**Note**: Please sign exactly as your name(s) appear on this proxy. Joint owners should each sign individually. Corporate proxies should be signed in full corporate name by an authorized officer. Fiduciaries should give full titles.

Signature

Signature

Date

2

3

PART C. OTHER INFORMATION

Item 15.	Indemnification.

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article X of the Registrant’s Trust Instrument (Exhibit (1)(a) and (1)(b) to the Registration Statement), Section 1.10 of the Distribution Agreement (Exhibit (7)(a) to the Registration Statement) and Section 15 of the Distribution Agreement (Exhibit (7)(f) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 16.		Exhibits
(1)	(a)	Trust Instrument of Registrant.(1)
	(b)	Revised Trust Instrument of Registrant.(1)
	(c)	Amendment to Trust Instrument of Registrant dated August 7, 2009.(8)
(2)	(a)	By-Laws of Registrant.(1)
	(b)	Revised By-Laws of Registrant.(1)
	(c)	Amendment to By-Laws of Registrant dated April 25, 2008.(5)
(3)		Not applicable.
(4)	(a)
Form of Agreement and Plan of Reorganization among Registrant, on behalf of Emerald Small Cap Value Fund, Elessar Funds Investment Trust, on behalf of Elessar Small Cap Value Fund, and Emerald Mutual Fund Advisers Trust (filed herewith).

(5)		Provisions of instruments defining rights of security holders are contained in Articles 2 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (1) of this filing).

Item 16.		Exhibits
(6)	(a)	Investment Advisory and Management Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (28)
	(b)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund.(28)
	(c)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund).(28)
(d)
Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund). (28)

(e)
Supplement dated July 15, 2014 to Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Wellington Management Company, LLP with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Value Intersection Fund). (28)

	(f)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund.(28)
	(g)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Clough Capital Partners, LP with respect to the Clough China Fund.(28)
	(h)	Investment Advisory Agreement dated December 30, 2009 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds. (16)
(i)
Amendment dated January 1, 2013 to Investment Advisory Agreement dated December 30, 2009 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners Fund and Vulcan Value Partners Small Cap Fund.(37)

	(j)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/CoreCommodity Management CompleteCommodities Strategy Fund.(28)
(k)
Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Jefferies Asset Management, LLC (n/k/a CoreCommodity Management, LLC) with respect to the ALPS/CoreCommodity Management CompleteCommodities Strategy Fund. (28)

(l)
Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Global Allocation(f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(28)

(m)
Amendment to Investment Advisory Agreement dated August 31, 2012 between Registrant and ALPS Advisors, Inc. with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income Fund and RiverFront Conservative Income Builder Fund.(28)

(n)
Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/ka RiverFront Long-Term Growth & Income ), RiverFront Global Growth (f/k/a RiverFront Long-Term Growth ) and RiverFront Moderate Growth & Income Funds.(28)

Item 16.	Exhibits
(o)
Amendment to Investment Sub-Advisory Agreement dated August 31, 2012 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund) RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income), RiverFront Moderate Growth & Income and RiverFront Conservative Income Builder Funds. (28)

(p)	Investment Advisory Agreement dated November 1, 2011 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Kotak India Growth Fund.(28)
(q)	Investment Sub-Advisory Agreement dated November 1, 2011 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(28)
(r)	Investment Advisory Agreement dated August 2, 2011 between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund. (28)
(s)	Investment Advisory Agreement dated July 13, 2011 between Registrant and Disciplined Growth Investors, Inc. with respect to the Disciplined Growth Investors Fund.(28)
(t)
Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(u)	Investment Advisory Agreement dated December 29, 2011 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)
(v)	Investment Advisory Agreement dated January 30, 2012 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)
(w)	Investment Advisory Agreement dated March 16, 2012 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)
(x)
Investment Advisory Agreement dated July 24, 2012 between Registrant and Hanson McClain Strategic Advisors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund

(y)	Investment Advisory Agreement dated November 29, 2012 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund. (31)
(z)	Investment Advisory Agreement dated December 31, 2012 between Registrant and Stonebridge Capital Management, Incorporated with respect to the Stonebridge Small-Cap Growth Fund.(37)
(aa)
Amendment dated December 5, 2012 to Investment Advisory Agreement dated December 29, 2011 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(bb)
Sub-Advisory Agreement dated April 1, 2013 by and between Registrant, Highland Associates, Inc. and Robeco Investment Management, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(37)

(cc)
Sub-Advisory Agreement dated April 1, 2013 by and between Registrant, Highland Associates, Inc. and Turner Investments, L.P. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(37)

(dd)
Amendment dated May 1, 2013 to the Investment Advisory Agreement dated September 13, 2011 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

Item 16.		Exhibits
	(ee)	Investment Advisory Agreement dated November 29, 2013 between Registrant and ALPS Advisors, Inc., with respect to the ALPS Real Asset Income Fund.(38)
	(ff)	Investment Sub-Advisory Agreement dated November 29, 2013 among Registrant, ALPS Advisors, Inc. and CoreCommodity Management, LLC with respect to the ALPS Real Asset Income Fund.(38)
	(gg)	Investment Sub-Advisory Agreement dated November 29, 2013 among Registrant, ALPS Advisors, Inc. and RREEF America LLC with respect to the ALPS Real Asset Income Fund.(38)
	(hh)	Investment Advisory Agreement dated December 19, 2013 between Registrant and ALPS Advisors, Inc., with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)
(ii)
Investment Sub-Advisory Agreement dated December 19, 2013 among Registrant, Westport Resources Management, Inc. and Concise Capital Management, LP, with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(jj)
Investment Sub-Advisory Agreement dated December 19, 2013 among Registrant, Westport Resources Management, Inc. and Amundi Smith Breeden LLC, with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(kk)
Investment Sub-Advisory Agreement dated December 19, 2013 among Registrant, Westport Resources Management, Inc. and Sound Point Capital Management, L.P., with respect to the ALPS/Westport Resources Hedged High Income Fund. (39)

	(ll)	Investment Advisory Agreement dated June 30, 2014 between ALPS Advisors, Inc. and the Registrant with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)
	(mm)	Investment Sub-Advisory Agreement dated June 30, 2014 among Registrant, ALPS Advisors, Inc. and Sterling Wealth Management Group, Inc. with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)
	(nn)	Amendment dated July 31, 2014 to Investment Advisory Agreement dated March 16, 2012 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Insights Fund. (41)
	(oo)	Amendment dated June 10, 2014 to Investment Advisory Agreement between the Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund (41).
(pp)
Amendment dated ________, 2015 to Investment Advisory Agreement dated March 16, 2012 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Small Cap Value Fund (to be filed by subsequent amendment).

(7)	(a)
Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund (f/k/a ALPS/WMC Value Intersection Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Fund), RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund), RiverFront Global Allocation Fund (f/k/a RiverFront Moderate Growth Fund), RiverFront Dynamic Equity Income Fund (f/k/a RiverFront Long-Term Growth and Income Fund), RiverFront Moderate Growth and Income Fund, RiverFront Conservative Income Builder Fund, ALPS/Kotak India Growth Fund and ALPS/Alerian MLP Infrastructure Index Fund.(36)

(b)
Amendment dated November 29, 2013 to the Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS Real Asset Income Fund.(38)

Item 16.	Exhibits
(c)
Amendment dated December 19, 2013 to the Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(d)
Amendment dated June 30, 2014 to the Distribution Agreement dated April 30, 2013 between Registrant and ALPS Portfolio Solutions Distributor, Inc. with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(e)	Form of Selling Agreement between ALPS Portfolio Solutions Distributor, Inc. and Broker/Dealer.(36)
(f)	Form of Shareholder Servicing Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm.(36)
(g)	Form of Fund-SERV Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm. (36)
(h)	Form of Trust Networking Agreement between ALPS Portfolio Solutions Distributor, Inc. and servicing firm. (36)
(i)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds. (28)
(j)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)
(k)	Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Disciplined Growth Investors Fund. (28)
(l)
Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds. (28)

(m)	Distribution Agreement dated December 29, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II. (28)
(n)	Distribution Agreement dated January 30, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Seafarer Overseas Growth and Income Fund. (28)
(o)	Distribution Agreement dated March 16, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund. (28)
(p)
Distribution Agreement dated July 24, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund. (27)

(q)	Distribution Agreement dated December 31, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Stonebridge Small-Cap Growth Fund. (37)
(r)
Amendment dated May 1, 2013 to Distribution Agreement dated November 1, 2011 between Registrant and ALPS Distributors, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund. (35)

(s)	Amendment dated July 31, 2014 to Distribution Agreement dated March 16, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Emerald Insights Fund. (41)

Item 16.		Exhibits
(t)
Amendment dated _________, 2015 to Distribution Agreement dated March 16, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Emerald Small Cap Value Fund (to be filed by subsequent amendment).

	(u)	Form of Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer. (10)
	(v)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm. (10)
	(w)	Form of Fund-SERV Agreement between ALPS Distributors, Inc. and servicing firm. (10)
	(x)	Form of Trust Networking Agreement between ALPS Distributors, Inc. and servicing firm. (10)
(8)		None.
(9)	(a)	Custody Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund). (5)
(b)
Foreign Custody Manager Agreement dated November 13, 2007 between Registrant and The Bank of New York with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund). (5)

(c)
Custodian Agreement dated August 3, 2009 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund).  (16)

(d)
Amendment No. 2 dated December 30, 2009 to Custody Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(e)
Amendment No. 2 dated December 30, 2009 to Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds. (16)

	(f)	Amendment to Custody Agreement dated February 14, 2011 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund. (21)
	(g)	Amendment to Foreign Custody Manager Agreement dated February 14, 2011 between Registrant and The Bank of New York Mellon with respect to the ALPS/Kotak India Growth Fund. (21)
	(h)	Amendment to Custodian Agreement dated June 30, 2011 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Aspen Managed Futures Strategy Fund. (28)
	(i)	Amendment to Custodian Agreement dated August 1, 2011 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.)with respect to the Disciplined Growth Investors Fund. (28)
	(j)	Amendment to Custodian Agreement dated December 13, 2011 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect Redmont Resolute Fund I and Redmont Resolute Fund II. (28)
	(k)	Amendment to Custodian Agreement dated January 25, 2012 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Seafarer Overseas Growth and Income Fund. (26)
(l)
Amendment to Custodian Agreement dated March 13, 2012 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund. (28)

Item 16.		Exhibits
(m)
Amendment to Custodian Agreement dated July 24, 2012 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund. (27)

	(n)	Amendment to Custodian Agreement dated March 4, 2013 between Registrant MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Stonebridge Small-Cap Growth Fund. (37)
	(o)	Custodian Agreement dated November 1, 2013 between Registrant and State Street Bank and Trust Company with respect to the ALPS Real Asset Income Fund. (38)
(p)
Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Disciplined Value Fund, Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Fund), RiverFront Global Growth Fund, RiverFront Global Allocation Fund, RiverFront Dynamic Equity Income Fund, RiverFront Moderate Growth and Income Fund, RiverFront Conservative Income Builder Fund, ALPS/Alerian MLP Infrastructure Index Fund and ALPS/Westport Resources Hedged High Income Fund. (39)

	(q)	Amendment to Custodian Agreement between Registrant and State Street Bank and Trust Company with respect to the ALPS/Sterling ETF Tactical Rotation Fund. (40)
	(r)	Amendment to Custodian Agreement dated July 31, 2014 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Emerald Insights Fund. (41)
(s)
Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co., with respect to the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.  (42)

(t)
Amendment to Custodian Agreement dated _______, 2015 between Registrant and MUFG Union Bank N.A. (f/k/a Union Bank N.A.) with respect to the Emerald Small Cap Value Fund (to be filed by subsequent amendment).

(10)	(a)
Amended Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth,RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS Real Asset Income Fund, ALPS/Westport Resources Hedged High Income Fund and ALPS/Sterling ETF Tactical Rotation Fund , Class A.(40)

(b)
Amendment Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth,RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS Real Asset Income Fund and ALPS/Westport Resources Hedged High Income Fund and ALPS/Sterling ETF Tactical Rotation Fund, Class C.(40)

	(c)	Distribution and Services Plan – ALPS/Red Rocks Listed Private Equity Fund, Class R.(36)
	(d)	Distribution and Services Plan – RiverFront Global Growth Fund, Investor Class.(36)
(e)
Amended Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS Real Asset Income Fund and ALPS/Westport Resources Hedged High Income Fund and ALPS/Sterling ETF Tactical Rotation Fund, Class A.(40)

Item 16.	Exhibits
(f)
Amended Shareholder Services Plan – ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund), Clough China Fund, ALPS|CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth, ALPS/Alerian MLP Infrastructure Fund, ALPS Real Asset Income Fund and ALPS/Westport Resources Hedged High Income Fund and ALPS/Sterling ETF Tactical Rotation Fund, Class C.(40)

(g)	Distribution and Services Plan – Aspen Managed Futures Strategy Fund, Class A.(20)
(h)
Amended Distribution and Services Plan – Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund, Investor Class.(35)

(i)	Distribution and Services Plan – Redmont Resolute Fund I, Class A.(25)
(j)	Shareholder Services Plan – Redmont Resolute Fund I, Class A.(25)
(k)	Shareholder Services Plan – Seafarer Overseas Growth and Income Fund, Investor Class.(26)
(l)	Shareholder Services Plan – Seafarer Overseas Growth and Income Fund, Institutional Class.(26)
(m)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class A.(23)
(n)	Distribution and Services Plan – Emerald Banking and Finance Fund, Class C.(23)
(o)	Distribution and Services Plan – Emerald Banking and Finance Fund, Investor Class.(23)
(p)	Distribution and Services Plan – Emerald Growth Fund, Class A.(23)
(q)	Distribution and Services Plan – Emerald Growth Fund, Class C.(23)
(r)	Distribution and Services Plan – Emerald Growth Fund, Investor Class.(23)
(s)	Distribution and Services Plan – Emerald Insights Fund, Class A.(41)
(t)	Distribution and Services Plan – Emerald Insights Fund, Class C. (41)
(u)	Distribution and Services Plan – Emerald Insights Fund, Investor Class. (41)
(v)	Distribution and Services Plan – Emerald Small Cap Value Fund, Class A (to be filed by subsequent amendment).
(w)	Distribution and Services Plan – Emerald Small Cap Value Fund, Class C (to be filed by subsequent amendment).
(x)	Distribution and Services Plan – Emerald Small Cap Value Fund, Investor Class (to be filed by subsequent amendment).
(y)	Shareholder Services Plan – Emerald Banking and Finance Fund, Class C.(23)
(z)	Shareholder Services Plan – Emerald Banking and Finance Fund, Institutional Class.(23)
(aa)	Shareholder Services Plan – Emerald Banking and Finance Fund, Investor Class.(23)
(bb)	Shareholder Services Plan – Emerald Growth Fund, Class C.(23)
(cc)	Shareholder Services Plan – Emerald Growth Fund, Institutional Class.(23)
(dd)	Shareholder Services Plan – Emerald Growth Fund, Investor Class.(23)

Item 16.		Exhibits
	(ee)	Shareholder Services Plan – Emerald Insights Fund, Class C. (41)
	(ff)	Shareholder Services Plan – Emerald Insights Fund, Institutional Class. (41)
	(gg)	Shareholder Services Plan – Emerald Insights Fund, Investor Class. (41)
	(hh)	Shareholder Services Plan – Emerald Small Cap Value Fund, Class C (to be filed by subsequent amendment).
	(ii)	Distribution and Services Plan – Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)
	(jj)	Shareholder Services Plan – Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)
(kk)
Amended Rule 18f-3 Plan – ALPS/Red Rocks Listed Private Equity, ALPS/WMC Research Value (f/k/a ALPS/WMC Disciplined Value Fund), Clough China, ALPS|CoreCommodity Management CompleteCommodities Strategy, RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income, RiverFront Conservative Income Builder, ALPS/Kotak India Growth and ALPS/Alerian MLP Infrastructure, ALPS Real Asset Income and ALPS/Westport Resources Hedged High Income and ALPS/Sterling ETF Tactical Rotation Funds.(40)

	(ll)	Rule 18f-3 Plan – Aspen Managed Futures Strategy Fund.(20)
(mm)
Amended Rule 18f-3 Plan - Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

	(nn)	Rule 18f-3 Plan – Redmont Resolute Fund I.(25)
	(oo)	Rule 18f-3 Plan – Seafarer Overseas Growth and Income Fund.(26)
	(pp)	Amended Rule 18f-3 Plan – Emerald Banking and Finance Fund, Emerald Growth Fund and Emerald Insights Fund. (41)
	(qq)	Amended Rule 18f-3 Plan – Emerald Banking and Finance Fund, Emerald Growth Fund, Emerald Insights Fund and Emerald Small Cap Value Fund (to be filed by subsequent amendment).
(11)	(a)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of the Emerald Small Cap Value Fund (filed herewith).
(12)	(a)	Form of Tax Opinion (to be filed by subsequent amendment).
(13)	(a)
Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

(b)
Amendment No. 2 dated August 31, 2009 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Research Value Fund (f/k/a Activa Value Fund).(16)

	(c)	Amendment No. 4 dated January 15, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)

Item 16.	Exhibits
(d)
Amendment No. 5 dated March 9, 2010 to the Transfer Agency and Service Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Research Value (f/k/a Activa Value Fund) and ALPS/GNI Long-Short Funds.(14)

(e)
Transfer Agency and Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(f)
Transfer Agency and Interactive Client Service Agreement dated December 30, 2009 between Registrant and ALPS Fund Services, Inc. with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(g)	Transfer Agency and Service Agreement dated August 2, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)
(h)	Transfer Agency and Service Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(19)
(i)
Transfer Agency and Service Agreement September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(j)
Amendment dated June 15, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund).(18)

(k)
Amendment dated August 2, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Global Allocation (f/ka RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(l)
Amendment dated September 27, 2010 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund).(18)

(m)
Amendment dated January 20, 2011 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Kotak India Growth Fund.(17)

(n)
Amendment dated August 31, 2012 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the RiverFront Conservative Income Builder Fund.(28)

(o)
Amendment dated November 29, 2012 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(31)

(p)
Amendment dated November 29, 2013 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS Real Asset Income Fund.(38)

(q)
Amendment dated December 19, 2013 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

Item 16.	Exhibits
(r)
Amendment dated June 30, 2014 to the Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. dated October 1, 2007 with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(s)	Transfer Agency and Service Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)
(t)	Transfer Agency and Service Agreement January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)
(u)	Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and Emerald Growth Fund.(23)
(v)	Amendment dated July 31, 2014 to Transfer Agency and Service Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)
(w)
Transfer Agency and Service Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(x)	Transfer Agency and Service Agreement dated December 31, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)
(y)
Amendment dated May 1, 2013 to the Transfer Agency and Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(z)
Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(4)

(aa)
Amendment dated August 31, 2009 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/WMC Research Value Fund (f/k/a Activa Value Fund).(16)

(1)	Amendment dated January 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the Clough China Fund.(16)
(2)
Amendment dated March 9, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity (f/k/a Listed Private Equity Fund), ALPS/WMC Research Value (f/k/a Activa Value Fund) and ALPS/GNI Long-Short Funds.(16)

(3)
Amendment dated June 15, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS|CoreCommodity Management CompleteCommoditiesSM Strategy Fund (f/k/a Jefferies Asset Management Commodity Strategy Allocation Fund).(18)

(4)
Amendment dated August 2, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Global Allocation (f/k/a RiverFront Moderate Growth), RiverFront Dynamic Equity Income (f/k/a RiverFront Long-Term Growth & Income) and RiverFront Moderate Growth & Income Funds.(18)

(5)
Amendment dated September 27, 2010 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Global Growth Fund (f/k/a RiverFront Long-Term Growth Fund).(18)

Item 16.	Exhibits
(6)
Amendment dated January 20, 2011 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Kotak India Growth Fund.(17)

(7)
Amendment dated August 31, 2012 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the RiverFront Conservative Income Builder Fund.(28)

(8)
Amendment dated November 29, 2012 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund.(30)

(9)
Amendment dated November 29, 2013 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS Real Asset Income Fund.(38)

(10)
Amendment dated December 19, 2013 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Westport Resources Hedged High Income Fund.(39)

(11)
Amendment dated June 30, 2014 to the Fund Accounting and Administration Agreement dated October 1, 2007 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)

(12)
Amendment dated May 1, 2013 to the Administration, Bookkeeping and Pricing Services Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(13)	Administration, Bookkeeping and Pricing Agreement dated August 2, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)
(14)	Administration, Bookkeeping and Pricing Agreement dated July 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Disciplined Growth Investors Fund.(28)
(15)
Administration, Bookkeeping and Pricing Agreement dated September 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(22)

(16)	Administration, Bookkeeping and Pricing Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)
(17)
Amendment dated March 31, 2013 to Administration, Bookkeeping and Pricing Agreement dated December 29, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(18)	Administration, Bookkeeping and Pricing Agreement dated January 30, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Seafarer Overseas Growth and Income Fund.(26)
(19)
Administration, Bookkeeping and Pricing Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

(20)	Amendment dated July 31, 2014 to Fund Accounting and Administration Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)

Item 16.	Exhibits
(21)
Administration, Bookkeeping and Pricing Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(37)

(22)	Administration, Bookkeeping and Pricing Agreement dated December 31, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)
(23)
PFO Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(24)
Chief Compliance Officer Services Agreement dated December 30, 2009 among Registrant, ALPS Fund Services, Inc. and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds.(16)

(25)	Amended and restated PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)
(26)	Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Aspen Managed Futures Strategy Fund.(28)
(27)	PFO Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)
(28)
Chief Compliance Officer Services Agreement dated July 13, 2011 among Registrant, ALPS Fund Services, Inc. and Disciplined Growth Investors, Inc. with respect to the Disciplined Investors Growth Fund.(28)

(29)
Amended and Restated PFO Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(30)
Amended and Restated Chief Compliance Officer Services Agreement dated December 13, 2011 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Opportunities and Grandeur Peak International Opportunities Funds.(28)

(31)	PFO Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)
(32)	Chief Compliance Officer Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(28)
(33)
Amendment dated March 31, 2013 to Chief Compliance Officer Services Agreement dated December 29, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(34)

(34)	PFO Services Agreement dated January 30, 2012 among Registrant, ALPS Fund Services, Inc. and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)
(35)
Chief Compliance Officer Services Agreement dated January 30, 2012 among Registrant, ALPS Fund Services, Inc. and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund.(26)

(36)	PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)

Item 16.	Exhibits
(37)	Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund.(28)
(38)	Amendment dated July 31, 2014 to PFO Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)
(39)	Amendment dated July 31, 2014 to Chief Compliance Officer Services Agreement dated March 16, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Emerald Insights Fund.(41)
(40)
PFO Services Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(41)
Chief Compliance Officer Services Agreement dated July 24, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund.(27)

(42)	PFO Services Agreement dated December 31, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)
(43)	Chief Compliance Officer Services Agreement dated December 31, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Stonebridge Small-Cap Growth Fund.(37)
(44)
Amendment to Amended and Restated Chief Compliance Officer Services Agreement dated May 1, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(45)
Amendment to PFO Services Agreement dated May 1, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Grandeur Peak Global Reach Fund and Grandeur Peak Emerging Markets Opportunities Fund.(35)

(46)	Fee Waiver Letter Agreement dated December 9, 2014 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/WMC Research Value Fund (f/k/a ALPS/WMC Disciplined Value Fund (43).
(47)	Fee Waiver Letter Agreement dated December 9, 2014 between Registrant and ALPS Advisors, Inc. with respect to the Clough China Fund (43).
(48)	Fee Waiver Letter Agreement dated December 9, 2014 among Registrant, ALPS Advisors, Inc. and Red Rocks Capital LLC with respect to the ALPS/Red Rocks Listed Private Equity Fund (43).
(49)	Fee Waiver Letter Agreement dated June 10, 2014 between Registrant and Vulcan Value Partners, LLC with respect to the Vulcan Value Partners and the Vulcan Value Partners Small Cap Funds (42).
(50)
Fee Waiver Letter Agreement dated December 9, 2014 among Registrant, ALPS Advisors, Inc. and CoreCommodity Management, LLC with respect to the ALPS|CoreCommodity Management CompleteCommodities Strategy Fund (43).

(51)
Fee Waiver Letter Agreement dated December 9, 2014 among Registrant, ALPS Advisors, Inc. and RiverFront Investment Group, LLC with respect to the RiverFront Global Growth, RiverFront Global Allocation, RiverFront Dynamic Equity Income, RiverFront Moderate Growth & Income and RiverFront Conservative Income Funds (43).

(52)	Fee Waiver Letter Agreement dated December 9, 2014 among Registrant, ALPS Advisors, Inc. and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund (43).

Item 16.		Exhibits
	(53)	Fee Waiver Letter Agreement dated June 11, 2013 between Registrant and Aspen Partners Ltd. with respect to the Aspen Managed Futures Strategy Fund.(37)
	(54)	Fee Waiver Letter Agreement dated December 9, 2014 between Registrant and ALPS Advisors, Inc. with respect to the ALPS/Alerian MLP Infrastructure Index Fund (43).
	(55)	Fee Waiver Letter Agreement dated December 9, 2014 between Registrant and ALPS Advisors, Inc. with respect to the ALPS Real Asset Income Fund. (43)
(56)
Transfer Agency Annual Account Fee Waiver Letter Agreement dated June 12, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the ALPS/Red Rocks Listed Private Equity Fund (f/k/a Listed Private Equity Fund).(28)

	(57)	Form of License Agreement among Registrant, ALPS Advisors, Inc., Kotak Mahindra Bank Limited and Kotak Mahindra (UK) Limited with respect to the ALPS/Kotak India Growth Fund.(17)
(58)
Fee Waiver Letter Agreement dated June 10, 2014 between Registrant and Grandeur Peak Global Advisors, LLC with respect to the Grandeur Peak Global Opportunities Fund, Grandeur Peak International Opportunities Fund, Grandeur Peak Emerging Opportunities Fund and Grandeur Peak Global Reach Fund (42).

	(59)	Fee Waiver Letter Agreement dated August 31, 2013 between Registrant and Highland Associates, Inc. with respect to the Redmont Resolute Fund I and Redmont Resolute Fund II.(37)
	(60)	Fee Waiver Letter Agreement dated June 10, 2014 between Registrant and Seafarer Capital Partners, LLC with respect to the Seafarer Overseas Growth and Income Fund (42).
	(61)	Fee Waiver Letter Agreement dated June 10, 2014 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Banking and Finance Fund and the Emerald Growth Fund (42).
(62)
Fee Waiver Letter Agreement dated June 10, 2014 between Hanson McClain Advisors, Inc. with respect to the Pathway Advisors Conservative Fund, Pathway Advisors Growth and Income Fund and Pathway Advisors Aggressive Growth Fund (42).

	(63)	Fee Waiver Letter Agreement dated December 9, 2014 between Registrant and Westport Resources Management, Inc. with respect to the ALPS/Westport Resources Hedged High Income Fund. (43)
	(64)	Fee Waiver Letter Agreement dated June 30, 2014 between Registrant and Sterling Wealth Management Group, Inc. with respect to the ALPS/Sterling ETF Tactical Rotation Fund.(40)
	(65)	Fee Waiver Letter Agreement dated June 10, 2014 between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Insights Fund.(41)
	(66)	Fee Waiver Letter Agreement dated [___________] between Registrant and Emerald Mutual Fund Advisers Trust with respect to the Emerald Small Cap Value Fund (to be filed by subsequent amendment).
(14)	(a)	Consent of Skoda Minotti, as Independent Registered Public Accounting Firm, with respect to the Elessar Small Cap Value Fund (filed herewith).
(15)		None.
(16)		Power of Attorney dated March 3, 2015.(filed herewith)
(17)	(a)	Code of Ethics for Registrant, revised as of March 13, 2006.(2)

Item 16.	Exhibits
(b)	Code of Ethics for ALPS Holdings, Inc. (includes ALPS Advisors, Inc. and ALPS Distributors, Inc., each a subsidiary of ALPS Holdings, Inc.) revised as of May 1, 2010.(13)
(c)	Code of Ethics for Red Rocks Capital LLC as of December 31, 2008, as amended.(6)
(d)	Code of Ethics for Wellington Management Company, LLP as of October 1, 2008.(6)
(e)	Code of Ethics for Clough Capital Partners LP as of May 2, 2007.(7)
(f)	Code of Ethics for Vulcan Value Partners, LLC as of October 15, 2009.(11)
(g)	Code of Ethics for Jefferies Asset Management, LLC.(12)
(h)	Code of Ethics for RiverFront Investments, LLC.(15)
(i)	Code of Ethics for Kotak Mahindra (UK) Limited.(17)
(j)	Code of Ethics for Aspen Partners Ltd.(20)
(k)	Code of Ethics for Disciplined Growth Investors, Inc.(19)
(l)	Code of Ethics for Grandeur Peak Global Advisors, LLC.(22)
(m)	Code of Ethics for Emerald Mutual Fund Advisers Trust (23).
(n)	Code of Ethics for Hanson McClain, Inc. (27)
(o)	Code of Ethics for Stonebridge Capital Management, Incorporated as of July 10, 2014 (42).
(p)	Code of Ethics for Deutsche Asset Management – US (includes RREEF America LLC).(38)
(q)	Code of Ethics for Robeco Investment Management, Inc.(37)
(r)	Code of Ethics for Turner Investments L.P.(37)
(s)	Code of Ethics for Westport Resources Management, Inc.(39)
(t)	Code of Ethics for Concise Capital Management, LP.(39)
(u)	Code of Ethics for Amundi Smith Breeden LLC.(39)
(v)	Code of Ethics for Sound Point Capital Management, L.P.(39)
(w)	Code of Ethics for Sterling Wealth Management, Inc.(40)

(1)	Incorporated by reference to the Post-Effective Amendment No. 7 to Registrant’s Registration Statement filed on August 28, 1997.
(2)	Incorporated by reference to the Post-Effective Amendment No. 30 to Registrant’s Registration Statement filed on August 28, 2006.
(3)	Incorporated by reference to the Post-Effective Amendment No. 32 to Registrant’s Registration Statement filed on September 5, 2007.
(4)	Incorporated by reference to the Post-Effective Amendment No. 33 to Registrant’s Registration Statement filed on November 20, 2007.
(5)	Incorporated by reference to the Post-Effective Amendment No. 34 to Registrant’s Registration Statement filed on May 6, 2008.

(6)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 12, 2009.
(7)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on August 20, 2009.
(8)	Incorporated by reference to the Post-Effective Amendment No. 40 to Registrant’s Registration Statement filed on August 28, 2009.
(9)	Incorporated by reference to the Post-Effective Amendment No. 41 to Registrant’s Registration Statement filed on September 29, 2009.
(10)	Incorporated by reference to the Post-Effective Amendment No. 43 to Registrant’s Registration Statement filed on October 13, 2009.
(11)	Incorporated by reference to the Post-Effective Amendment No. 46 to Registrant’s Registration Statement filed on December 29, 2009.
(12)	Incorporated by reference to the Post-Effective Amendment No. 52 to Registrant’s Registration Statement filed on June 15, 2010.
(13)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on June 25, 2010.
(14)	Incorporated by reference to the Post-Effective Amendment No. 57 to Registrant’s Registration Statement filed on June 30, 2010.
(15)	Incorporated by reference to the Post-Effective Amendment No. 59 to Registrant’s Registration Statement filed on July 30, 2010.
(16)	Incorporated by reference to the Post-Effective Amendment No. 62 to Registrant’s Registration Statement filed on August 30, 2010.
(17)	Incorporated by reference to the Post-Effective Amendment No. 66 to Registrant’s Registration Statement filed on January 28, 2011.
(18)	Incorporated by reference to the Post-Effective Amendment No. 70 to Registrant’s Registration Statement filed on April 29, 2011.
(19)	Incorporated by reference to the Post-Effective Amendment No. 75 to Registrant’s Registration Statement filed on July 13, 2011.
(20)	Incorporated by reference to the Post-Effective Amendment No. 77 to Registrant’s Registration Statement filed on August 1, 2011.
(21)	Incorporated by reference to the Post-Effective Amendment No. 80 to Registrant’s Registration Statement filed on August 29, 2011.
(22)	Incorporated by reference to the Post-Effective Amendment No. 82 to Registrant’s Registration Statement filed on September 22, 2011.
(23)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on December 23, 2011.
(25)	Incorporated by reference to the Post-Effective Amendment No. 88 to Registrant’s Registration Statement filed on December 29, 2011.
(26)	Incorporated by reference to the Post-Effective Amendment No. 90 to Registrant’s Registration Statement filed on January 30, 2012.
(27)	Incorporated by reference to the Post-Effective Amendment No. 97 to Registrant’s Registration Statement filed on July 24, 2012.
(28)	Incorporated by reference to the Post-Effective Amendment No. 99 to Registrant’s Registration Statement filed on August 28, 2012.
(29)	Incorporated by reference to the Post-Effective Amendment No. 102 to Registrant’s Registration Statement filed on October 5, 2012.
(30)	Incorporated by reference to the Form N-14 Registration Statement filed by the Registrant on November 19, 2012.
(31)	Incorporated by reference to the Post-Effective Amendment No. 104 to Registrant’s Registration Statement filed on November 29, 2012.
(32)	Incorporated by reference to the Pre-Effective Amendment No. 1 to Registrant’s Form N-14 Registration Statement filed by the Registrant on December 19, 2012.
(33)	Incorporated by reference to the Post-Effective Amendment No. 107 to Registrant’s Registration Statement filed on December 28, 2012.
(34)	Incorporated by reference to the Post-Effective Amendment No. 111 to Registrant’s Registration Statement filed on March 29, 2013.

(35)	Incorporated by reference to the Post-Effective Amendment No. 113 to Registrant’s Registration Statement filed on May 1, 2013.
(36)	Incorporated by reference to the Post-Effective Amendment No. 114 to Registrant’s Registration Statement filed on May 15, 2013.
(37)	Incorporated by reference to the Post-Effective Amendment No. 118 to Registrant’s Registration Statement filed on August 28, 2013.
(38)	Incorporated by reference to the Post-Effective Amendment No. 125 to Registrant’s Registration Statement filed on November 27, 2013.
(39)	Incorporated by reference to the Post-Effective Amendment No. 127 to Registrant’s Registration Statement filed on December 19, 2013.
(40)	Incorporated by reference to the Post-Effective Amendment No. 131 to Registrant’s Registration Statement filed on June 30, 2014.
(41)	Incorporated by reference to the Post-Effective Amendment No. 134 to Registrant’s Registration Statement filed on July 30, 2014.
(42)	Incorporated by reference to the Post-Effective Amendment No. 136 to Registrant’s Registration Statement filed on August 28, 2014.
(43)	Incorporated by reference to the Post-Effective Amendment No. 139 to Registrant’s Registration Statement filed on February 27, 2015.

Item 17.	Undertakings.

(1)            The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)            The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)              The undersigned registrant agrees to file in a post-effective amendment to this registration statement a final tax opinion promptly subsequent to the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on April 16, 2015.

FINANCIAL INVESTORS TRUST
(Registrant)

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Edmund J. Burke	President, Trustee and Chairman	April 16, 2015
Edmund J. Burke

/s/ John R. Moran, Jr.	Trustee	April 16, 2015
John R. Moran, Jr.*

/s/ Jeremy W. Deems	Trustee	April 16, 2015
Jeremy W. Deems*

/s/ Mary K. Anstine	Trustee	April 16, 2015
Mary K. Anstine*

/s/ Jerry G. Rutledge	Trustee	April 16, 2015
Jerry G. Rutledge*

/s/ Michael “Ross” Shell	Trustee	April 16, 2015
Michael “Ross” Shell*

/s/ Jeremy O. May	Treasurer	April 16, 2015
Jeremy O. May

*signature affixed by David T. Buhler pursuant to a power of attorney dated March 3, 2015.

Exhibit List

Exhibits.	Description
(4)(a)
Form of Agreement and Plan of Reorganization among Registrant, on behalf of Emerald Small Cap Value Fund, Elessar Funds Investment Trust, on behalf of Elessar Small Cap Value Fund, and Emerald Mutual Fund Advisers Trust

(11)(a)	Opinion of Davis Graham & Stubbs LLP, counsel to Registrant, as to legality of shares of the Emerald Small Cap Value Fund.
(14)(a)	Consent of Skoda Minotti, as Independent Registered Public Accounting Firm, with respect to the Elessar Small Cap Value Fund
(16)	Powers of Attorney